UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Utilities

Fund

Semiannual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Actual	$ 1,000.00	$ 1,012.80	$ 4.30
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.67	$ 4.33

*Expenses are equal to the Fund's annualized expense ratio of .86%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	10.9	8.1
SBC Communications, Inc.	9.8	5.3
Citizens Communications Co.	7.6	8.4
Entergy Corp.	6.0	5.7
EchoStar Communications Corp. Class A	5.4	6.7
FirstEnergy Corp.	5.0	7.3
BellSouth Corp.	4.9	4.7
Nextel Communications, Inc. Class A	4.8	0.5
TXU Corp.	4.7	2.7
PG&E Corp.	4.3	3.9
	63.4
Top Industries as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Telecommunication Services	39.1	30.3
Electric Utilities	21.8	34.1
Multi-Utilities & Unregulated Power	14.6	15.1
Media	10.6	11.7
Wireless Telecommunication Services	9.6	3.6
Asset Allocation (% of fund's net assets)
As of July 31, 2004 *		As of January 31, 2004 **
	Stocks 99.1%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	0.1%	** Foreign investments	0.1%

Semiannual Report

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.6%
Media - 10.6%
Cablevision Systems Corp. - NY Group Class A (a)	519,800	$ 9,081
Comcast Corp.:
Class A (a)	552,003	15,125
Class A (special) (a)	236,200	6,330
EchoStar Communications Corp. Class A (a)	1,587,600	44,008
News Corp. Ltd. sponsored ADR	20,965	666
The DIRECTV Group, Inc. (a)	698,746	11,327
		86,537
ENERGY - 0.9%
Energy Equipment & Services - 0.9%
Grey Wolf, Inc. (a)	553,400	2,485
Pride International, Inc. (a)	247,000	4,446
		6,931
INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.4%
CSG Systems International, Inc. (a)	200,000	3,280
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc. Class A (a)	2,568,500	3,185
TOTAL INFORMATION TECHNOLOGY		6,465
MATERIALS - 0.6%
Metals & Mining - 0.6%
Peabody Energy Corp.	91,200	5,124
TELECOMMUNICATION SERVICES - 48.7%
Diversified Telecommunication Services - 39.1%
ALLTEL Corp.	207,200	10,774
BellSouth Corp.	1,471,400	39,860
CenturyTel, Inc.	50,000	1,550
Citizens Communications Co. (a)	4,318,331	62,184
Covad Communications Group, Inc. (a)	1,973	4
Level 3 Communications, Inc. (a)	2,032,400	6,158
Qwest Communications International, Inc. (a)	7,517,727	29,244
SBC Communications, Inc.	3,163,334	80,159
Verizon Communications, Inc.	2,296,700	88,511
		318,444
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 9.6%
American Tower Corp. Class A (a)	1,804,000	$ 26,086
Nextel Communications, Inc. Class A (a)	1,720,300	39,154
SBA Communications Corp. Class A (a)	880,800	4,430
SpectraSite, Inc. (a)	204,600	8,798
		78,468
TOTAL TELECOMMUNICATION SERVICES		396,912
UTILITIES - 37.5%
Electric Utilities - 21.8%
CMS Energy Corp. (a)	100,000	903
Entergy Corp.	846,000	48,645
FirstEnergy Corp.	1,040,700	40,691
PG&E Corp. (a)	1,244,100	35,507
TXU Corp.	961,200	38,121
Westar Energy, Inc.	286,400	5,777
Wisconsin Energy Corp.	255,000	8,198
		177,842
Gas Utilities - 0.8%
Atmos Energy Corp.	75,000	1,888
Southern Union Co.	148,900	2,965
UGI Corp.	39,300	1,273
		6,126
Multi-Utilities & Unregulated Power - 14.6%
AES Corp. (a)	2,534,400	24,457
Calpine Corp. (a)	7,432,600	28,690
Constellation Energy Group, Inc.	190,000	7,325
Dominion Resources, Inc.	508,100	32,244
NRG Energy, Inc. (a)	530,899	14,117
ONEOK, Inc.	264,900	5,563
Sierra Pacific Resources (a)	819,800	6,739
		119,135
Water Utilities - 0.3%
Aqua America, Inc.	120,394	2,342
TOTAL UTILITIES		305,445
TOTAL COMMON STOCKS (Cost $900,383)		807,414
Money Market Funds - 5.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.33% (b)	6,203,712	$ 6,204
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	42,337,550	42,338
TOTAL MONEY MARKET FUNDS (Cost $48,542)		48,542
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $948,925)		855,956
NET OTHER ASSETS - (5.0)%		(41,005)
NET ASSETS - 100%		$ 814,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2004, the fund had a capital loss carryforward of approximately $673,848,000 of which $406,946,000, $255,837,000 and $11,065,000 will expire on January 31, 2010, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,697) (cost $948,925) - See accompanying schedule		$ 855,956
Receivable for investments sold		2,374
Receivable for fund shares sold		481
Dividends receivable		2,013
Interest receivable		13
Prepaid expenses		2
Other affiliated receivables		7
Other receivables		80
Total assets		860,926

Liabilities
Payable to custodian bank	$ 335
Payable for investments purchased	1,628
Payable for fund shares redeemed	1,053
Accrued management fee	376
Other affiliated payables	222
Other payables and accrued expenses	23
Collateral on securities loaned, at value	42,338
Total liabilities		45,975

Net Assets		$ 814,951
Net Assets consist of:
Paid in capital		$ 1,563,719
Undistributed net investment income		1,693
Accumulated undistributed net realized gain (loss) on investments		(657,492)
Net unrealized appreciation (depreciation) on investments		(92,969)
Net Assets, for 68,926 shares outstanding		$ 814,951
Net Asset Value, offering price and redemption price per share ($814,951 ÷ 68,926 shares)		$ 11.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2004 (Unaudited)

Investment Income
Dividends		$ 7,926
Interest		65
Security lending		195
Total income		8,186

Expenses
Management fee Basic fee	$ 1,955
Performance adjustment	348
Transfer agent fees	1,039
Accounting and security lending fees	142
Non-interested trustees' compensation	2
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	9
Registration fees	16
Audit	23
Legal	3
Miscellaneous	6
Total expenses before reductions	3,544
Expense reductions	(126)	3,418
Net investment income (loss)		4,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		37,102
Change in net unrealized appreciation (depreciation) on investment securities		(32,076)
Net gain (loss)		5,026
Net increase (decrease) in net assets resulting from operations		$ 9,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,768	$ 16,725
Net realized gain (loss)	37,102	14,301
Change in net unrealized appreciation (depreciation)	(32,076)	164,407
Net increase (decrease) in net assets resulting from operations	9,794	195,433
Distributions to shareholders from net investment income	(4,291)	(17,464)
Share transactions Net proceeds from sales of shares	32,691	124,934
Reinvestment of distributions	3,836	15,548
Cost of shares redeemed	(91,151)	(242,876)
Net increase (decrease) in net assets resulting from share transactions	(54,624)	(102,394)
Total increase (decrease) in net assets	(49,121)	75,575

Net Assets
Beginning of period	864,072	788,497
End of period (including undistributed net investment income of $1,693 and undistributed net investment income of $1,216, respectively)	$ 814,951	$ 864,072
Other Information Shares
Sold	2,811	11,710
Issued in reinvestment of distributions	324	1,501
Redeemed	(7,861)	(23,053)
Net increase (decrease)	(4,726)	(9,842)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, be- ginning of period	$ 11.73	$ 9.44	$ 12.73	$ 17.22	$ 26.18	$ 24.11
Income from Invest- ment Operations
Net investment income (loss) D	.07	.21	.19	.16	.10	.15
Net realized and unrealized gain (loss)	.08	2.30	(3.28)	(4.49)	(4.24)	5.15
Total from investment operations	.15	2.51	(3.09)	(4.33)	(4.14)	5.30
Distributions from net investment income	(.06)	(.22)	(.20)	(.16)	(.09)	(.18)
Distributions from net realized gain	-	-	-	-	(3.40)	(3.05)
Distributions in excess of net realized gain	-	-	-	-	(1.33)	-
Total distributions	(.06)	(.22)	(.20)	(.16)	(4.82)	(3.23)
Net asset value, end of period	$ 11.82	$ 11.73	$ 9.44	$ 12.73	$ 17.22	$ 26.18
Total Return B, C	1.28%	26.91%	(24.34)%	(25.22)%	(16.21)%	23.80%
Ratios to Average Net Assets E
Expenses before expense reductions	.86% A	.75%	.99%	.94%	.80%	.80%
Expenses net of voluntary waivers, if any	.86% A	.75%	.99%	.94%	.80%	.80%
Expenses net of all reductions	.83% A	.73%	.95%	.89%	.78%	.79%
Net investment income (loss)	1.16% A	2.01%	1.90%	1.05%	.43%	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 815	$ 864	$ 788	$ 1,318	$ 2,227	$ 2,973
Portfolio turnover rate	43% A	21%	32%	58%	126%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Utilities Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 86,829
Unrealized depreciation	(200,488)
Net unrealized appreciation (depreciation)	$ (113,659)
Cost for federal income tax purposes	$ 969,615

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $176,589 and $215,027, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $65 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $126 for the period.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Strategic Dividend & Income Fund

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UIF-USAN-0904
1.789296.101

Fidelity®

Equity-Income

Fund

Semiannual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view[the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Actual	$ 1,000.00	$ 996.20	$ 3.47
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.48	$ 3.52

*Expenses are equal to the Fund's annualized expense ratio of .70%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.1	2.8
Bank of America Corp.	3.1	2.1
American International Group, Inc.	2.7	2.7
Citigroup, Inc.	2.6	2.8
J.P. Morgan Chase & Co.	2.6	1.4
Total SA	2.3	2.1
Fannie Mae	2.0	2.2
SBC Communications, Inc.	1.7	1.3
Verizon Communications, Inc.	1.6	1.5
BellSouth Corp.	1.4	1.3
	23.1
Top Five Market Sectors as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.4	30.6
Industrials	12.4	11.5
Energy	11.4	10.9
Consumer Discretionary	10.7	10.9
Health Care	8.0	7.5
Asset Allocation (% of fund's net assets)
As of July 31, 2004 *		As of January 31, 2004 **
	Stocks 97.5%		Stocks 96.5%
	Bonds 0.0%		Bonds 0.2%
	Convertible Securities 1.9%		Convertible Securities 2.0%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	11.6%	** Foreign investments	11.5%

Semiannual Report

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	1,373,650	$ 28,572
Automobiles - 0.6%
DaimlerChrysler AG	881,100	39,553
Toyota Motor Corp. ADR	1,075,800	86,064
		125,617
Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment, Inc. (a)	6,102,500	89,890
McDonald's Corp.	5,885,200	161,843
MGM MIRAGE (a)	1,020,000	45,033
Six Flags, Inc. (a)	3,110,086	14,680
		311,446
Household Durables - 0.8%
LG Electronics, Inc.	538,450	22,480
Maytag Corp.	1,555,620	31,890
Newell Rubbermaid, Inc.	3,992,300	86,234
Sony Corp. sponsored ADR	1,319,100	45,707
		186,311
Media - 5.3%
Clear Channel Communications, Inc.	6,213,000	221,804
Comcast Corp. Class A (a)	6,506,837	178,287
Liberty Media Corp. Class A (a)	8,932,256	75,746
Liberty Media International, Inc.:
Class A (a)	832,533	25,958
Class A rights 8/23/04 (a)	126,891	763
The Reader's Digest Association, Inc. (non-vtg.)	2,759,029	39,399
Time Warner, Inc. (a)	16,348,090	272,196
Viacom, Inc. Class B (non-vtg.)	8,417,554	282,746
Vivendi Universal SA sponsored ADR (a)	2,340,900	58,242
Walt Disney Co.	4,520,010	104,367
		1,259,508
Multiline Retail - 0.3%
Big Lots, Inc. (a)	3,272,200	40,052
Sears, Roebuck & Co.	1,032,700	37,879
		77,931
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	2,190,200	80,775
American Eagle Outfitters, Inc. (a)	1,419,800	46,527
Gap, Inc.	3,471,500	78,803
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	4,046,678	$ 82,714
Office Depot, Inc. (a)	1,449,700	23,775
Toys 'R' Us, Inc. (a)	2,939,200	48,379
		360,973
Textiles Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	1,423,000	51,498
TOTAL CONSUMER DISCRETIONARY		2,401,856
CONSUMER STAPLES - 5.8%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	1,914,900	99,383
Food & Staples Retailing - 0.7%
Albertsons, Inc.	833,400	20,327
CVS Corp.	3,340,500	139,867
		160,194
Food Products - 1.1%
Campbell Soup Co.	1,389,400	35,555
Fresh Del Monte Produce, Inc.	469,380	12,462
H.J. Heinz Co.	637,980	23,535
Hormel Foods Corp.	141,529	4,201
Interstate Bakeries Corp.	1,275,005	12,533
Kellogg Co.	440,300	18,343
Kraft Foods, Inc. Class A	2,128,500	65,026
Unilever PLC sponsored ADR	2,608,200	93,504
		265,159
Household Products - 2.0%
Colgate-Palmolive Co.	3,918,400	208,459
Kimberly-Clark Corp.	2,900,500	185,835
Procter & Gamble Co.	1,607,600	83,836
		478,130
Personal Products - 0.9%
Gillette Co.	5,018,000	195,602
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.	3,525,800	$ 167,828
Loews Corp. - Carolina Group	96,500	2,293
		170,121
TOTAL CONSUMER STAPLES		1,368,589
ENERGY - 11.4%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	3,534,600	142,444
BJ Services Co. (a)	1,288,355	63,980
Halliburton Co.	1,475,900	46,860
Noble Corp. (a)	2,109,680	81,687
Schlumberger Ltd. (NY Shares)	4,587,700	295,081
		630,052
Oil & Gas - 8.8%
Apache Corp.	1,453,610	67,636
BP PLC sponsored ADR	5,687,204	320,531
ChevronTexaco Corp.	2,918,341	279,139
Exxon Mobil Corp.	16,095,474	745,220
Royal Dutch Petroleum Co. (NY Shares)	2,508,100	126,157
Total SA:
Series B	899,543	175,141
sponsored ADR	3,821,703	372,043
		2,085,867
TOTAL ENERGY		2,715,919
FINANCIALS - 29.7%
Capital Markets - 4.4%
Bank of New York Co., Inc.	7,310,334	210,026
Charles Schwab Corp.	14,434,700	126,737
Credit Suisse Group sponsored ADR	1,678,400	53,927
Janus Capital Group, Inc.	5,294,300	70,202
LaBranche & Co., Inc.	1,167,500	9,562
Mellon Financial Corp.	3,945,000	108,409
Merrill Lynch & Co., Inc.	3,788,500	188,364
Morgan Stanley	4,683,960	231,060
Nomura Holdings, Inc.	4,203,000	58,001
		1,056,288
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - 7.6%
Bank of America Corp.	8,673,959	$ 737,373
Banknorth Group, Inc.	767,200	24,481
Comerica, Inc.	1,644,739	96,168
Huntington Bancshares, Inc.	883,599	21,613
Lloyds TSB Group PLC	5,140,501	38,591
PNC Financial Services Group, Inc.	320,800	16,232
Royal Bank of Scotland Group PLC	735,009	20,693
State Bank of India	1,013,632	10,193
Sumitomo Mitsui Financial Group, Inc.	13,356	80,596
U.S. Bancorp, Delaware	6,248,102	176,821
Wachovia Corp.	6,492,652	287,689
Wells Fargo & Co.	5,121,268	294,012
		1,804,462
Consumer Finance - 1.3%
American Express Co.	3,837,700	192,844
MBNA Corp.	3,309,100	81,702
MoneyGram International, Inc. (a)	2,420,509	45,264
		319,810
Diversified Financial Services - 5.6%
CIT Group, Inc.	2,666,400	92,684
Citigroup, Inc.	14,307,785	630,830
J.P. Morgan Chase & Co.	16,573,149	618,676
		1,342,190
Insurance - 7.8%
ACE Ltd.	4,772,727	193,725
Allianz AG sponsored ADR	1,294,700	12,468
Allstate Corp.	5,632,000	265,155
American International Group, Inc.	8,983,457	634,681
Assurant, Inc.	624,300	15,233
Conseco, Inc. (a)	1,723,800	30,994
Fondiaria-Sai Spa	1,223,320	26,328
Genworth Financial, Inc. Class A	2,681,200	60,970
Hartford Financial Services Group, Inc.	3,027,300	197,077
Marsh & McLennan Companies, Inc.	830,400	36,853
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	279,685	26,828
Old Republic International Corp.	1,191,500	27,750
St. Paul Travelers Companies, Inc.	4,929,290	182,729
The Chubb Corp.	1,376,700	94,689
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
UnumProvident Corp.	1,522,900	$ 24,290
XL Capital Ltd. Class A	197,300	13,945
		1,843,715
Real Estate - 0.1%
CarrAmerica Realty Corp.	436,800	13,318
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	6,630,200	470,479
Freddie Mac	1,602,900	103,082
Housing Development Finance Corp. Ltd.	2,557,300	31,767
MGIC Investment Corp.	447,600	31,780
Sovereign Bancorp, Inc.	1,963,500	42,745
		679,853
TOTAL FINANCIALS		7,059,636
HEALTH CARE - 7.9%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	7,224,000	217,226
Hospira, Inc. (a)	95,410	2,472
Thermo Electron Corp. (a)	2,485,600	63,930
		283,628
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	1,233,300	54,882
HCA, Inc.	788,000	30,456
McKesson Corp.	2,396,700	77,102
Tenet Healthcare Corp. (a)	4,907,900	54,870
UnitedHealth Group, Inc.	764,400	48,081
		265,391
Pharmaceuticals - 5.6%
Abbott Laboratories	1,920,100	75,556
Bristol-Myers Squibb Co.	5,692,500	130,358
GlaxoSmithKline PLC sponsored ADR	982,900	40,250
Johnson & Johnson	5,025,700	277,770
Merck & Co., Inc.	6,553,000	297,179
Pfizer, Inc.	7,145,600	228,373
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	8,561,600	$ 166,609
Wyeth	3,254,000	115,192
		1,331,287
TOTAL HEALTH CARE		1,880,306
INDUSTRIALS - 12.3%
Aerospace & Defense - 4.0%
Bombardier, Inc. Class B (sub. vtg.)	9,419,200	23,668
EADS NV	3,468,969	95,514
Honeywell International, Inc.	7,007,150	263,539
Lockheed Martin Corp.	3,264,600	172,991
Northrop Grumman Corp.	2,052,940	107,985
Raytheon Co.	2,632,806	88,331
The Boeing Co.	2,203,000	111,802
United Technologies Corp.	859,280	80,343
		944,173
Air Freight & Logistics - 0.1%
Ryder System, Inc.	677,300	29,056
Airlines - 0.1%
Southwest Airlines Co.	2,185,600	31,626
Commercial Services & Supplies - 0.4%
Viad Corp.	545,427	13,041
Waste Management, Inc.	2,929,400	82,433
		95,474
Construction & Engineering - 0.2%
Fluor Corp.	826,300	37,638
Electrical Equipment - 0.3%
Emerson Electric Co.	1,245,600	75,608
Industrial Conglomerates - 3.6%
3M Co.	744,600	61,325
General Electric Co.	8,513,600	283,077
Hutchison Whampoa Ltd.	5,878,000	39,752
Siemens AG sponsored ADR	564,400	39,643
Textron, Inc.	1,999,600	122,575
Tyco International Ltd.	9,721,140	301,355
		847,727
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 2.7%
Caterpillar, Inc.	1,314,300	$ 96,588
Deere & Co.	756,600	47,522
Dover Corp.	1,060,600	42,085
Eaton Corp.	835,500	54,007
Illinois Tool Works, Inc.	476,600	43,142
Ingersoll-Rand Co. Ltd. Class A	2,544,846	174,805
Navistar International Corp. (a)	1,161,400	41,752
Parker Hannifin Corp.	656,800	37,687
SPX Corp.	2,065,800	84,595
Timken Co.	610,300	15,160
		637,343
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	3,134,800	111,223
Union Pacific Corp.	1,856,700	104,606
		215,829
TOTAL INDUSTRIALS		2,914,474
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 0.6%
Lucent Technologies, Inc. (a)	10,924,000	33,318
Motorola, Inc.	5,529,900	88,091
Nokia Corp. sponsored ADR	2,458,800	28,571
		149,980
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	10,756,361	216,741
International Business Machines Corp.	1,463,700	127,444
Storage Technology Corp. (a)	862,400	21,517
Sun Microsystems, Inc. (a)	9,038,400	35,702
		401,404
Electronic Equipment & Instruments - 0.8%
Arrow Electronics, Inc. (a)	1,675,500	39,642
Avnet, Inc. (a)	2,993,200	58,128
PerkinElmer, Inc.	1,242,100	21,836
Solectron Corp. (a)	12,381,700	68,099
		187,705
IT Services - 0.1%
Ceridian Corp. (a)	1,782,800	32,090
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp. (a)	4,253,600	$ 58,955
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	4,719,500	115,061
Micron Technology, Inc. (a)	4,199,700	56,822
Rohm Co. Ltd.	335,400	35,955
Samsung Electronics Co. Ltd.	137,750	49,243
		257,081
Software - 1.0%
Microsoft Corp.	8,635,800	245,775
TOTAL INFORMATION TECHNOLOGY		1,332,990
MATERIALS - 6.6%
Chemicals - 2.7%
Arch Chemicals, Inc.	1,074,350	30,597
Dow Chemical Co.	5,271,200	210,268
Eastman Chemical Co.	1,076,200	48,085
Ferro Corp.	1,170,800	23,311
Great Lakes Chemical Corp.	1,470,200	35,255
Hercules Trust II unit	31,600	24,930
Lyondell Chemical Co.	3,110,962	56,557
Millennium Chemicals, Inc.	2,092,757	36,937
Olin Corp.	1,851,700	31,997
PolyOne Corp. (a)	2,710,100	19,594
PPG Industries, Inc.	663,800	39,131
Praxair, Inc.	2,239,760	88,359
		645,021
Containers & Packaging - 0.5%
Smurfit-Stone Container Corp. (a)	5,749,421	106,997
Metals & Mining - 2.0%
Alcan, Inc.	2,195,200	86,834
Alcoa, Inc.	6,590,776	211,103
Freeport-McMoRan Copper & Gold, Inc. Class B	1,866,830	65,059
Phelps Dodge Corp.	1,584,400	123,488
		486,484
Paper & Forest Products - 1.4%
Bowater, Inc.	883,800	32,966
Georgia-Pacific Corp.	3,566,590	119,837
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.	1,458,300	$ 63,042
Weyerhaeuser Co.	1,976,800	122,562
		338,407
TOTAL MATERIALS		1,576,909
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 4.9%
BellSouth Corp.	12,261,201	332,156
Qwest Communications International, Inc. (a)	6,510,000	25,324
SBC Communications, Inc.	16,132,044	408,786
Sprint Corp. - FON Group	591,000	11,040
Verizon Communications, Inc.	10,103,644	389,394
		1,166,700
Wireless Telecommunication Services - 0.2%
KDDI Corp.	6,845	35,027
TOTAL TELECOMMUNICATION SERVICES		1,201,727
UTILITIES - 3.0%
Electric Utilities - 1.7%
Entergy Corp.	1,800,500	103,529
FirstEnergy Corp.	2,461,700	96,252
PG&E Corp. (a)	904,200	25,806
TXU Corp.	2,253,161	89,360
Wisconsin Energy Corp.	2,918,900	93,843
		408,790
Gas Utilities - 0.1%
NiSource, Inc.	989,041	20,473
Multi-Utilities & Unregulated Power - 1.2%
Dominion Resources, Inc.	2,657,300	168,632
Public Service Enterprise Group, Inc.	1,350,900	52,685
SCANA Corp.	1,395,500	51,103
		272,420
TOTAL UTILITIES		701,683
TOTAL COMMON STOCKS (Cost $18,553,695)		23,154,089
Convertible Preferred Stocks - 1.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	863,700	$ 20,832
Series C, 6.25%	577,800	16,138
		36,970
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	821,600	16,391
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	956,400	0
TOTAL CONSUMER DISCRETIONARY		53,361
FINANCIALS - 0.5%
Capital Markets - 0.1%
State Street Corp. 6.75%	56,800	11,441
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.50%	976,600	51,976
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	323,900	7,984
The Chubb Corp.:
7.00%	363,600	9,953
Series B, 7.00%	274,000	7,535
Travelers Property Casualty Corp. 4.50%	500,000	11,337
XL Capital Ltd. 6.50%	914,100	21,654
		58,463
TOTAL FINANCIALS		121,880
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	343,300	17,622
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Motorola, Inc. 7.00%	918,300	42,090
Office Electronics - 0.1%
Xerox Corp. Series C, 6.25%	328,778	41,667
TOTAL INFORMATION TECHNOLOGY		83,757
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
TXU Corp. 8.75%	486,700	$ 22,510
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $306,487)		299,130
Corporate Bonds - 0.7%
	Principal Amount (000s)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 25,420	13,473
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (e)	24,460	21,036
News America, Inc. liquid yield option note 0% 2/28/21 (e)	49,080	28,068
		49,104
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09	19,340	28,182
J. Baker, Inc. 7% 6/1/49 (d)	13,300	0
		28,182
TOTAL CONSUMER DISCRETIONARY		90,759
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Navistar Financial Corp. 4.75% 4/1/09 (e)	5,734	5,628
Tyco International Group SA yankee 3.125% 1/15/23	11,750	18,001
		23,629
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	11,000	10,615
TOTAL FINANCIALS		34,244
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
ADT Operations, Inc. liquid yield option note 0% 7/6/10	19,295	32,522
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 1,230	$ 682
TOTAL CONVERTIBLE BONDS		158,207
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	133	152
TOTAL CORPORATE BONDS (Cost $148,333)		158,359
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 1.33% (b)	120,542,062	120,542
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	210,515,424	210,515
TOTAL MONEY MARKET FUNDS (Cost $331,057)		331,057
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $19,339,572)		23,942,635
NET OTHER ASSETS - (0.8)%		(186,740)
NET ASSETS - 100%		$ 23,755,895
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $54,732,000 or 0.2% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.4%
France	2.5%
United Kingdom	2.3%
Japan	1.5%
Netherlands Antilles	1.2%
Others (individually less than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $202,061) (cost $19,339,572) - See accompanying schedule		$ 23,942,635
Cash		41
Receivable for investments sold		43,929
Receivable for fund shares sold		23,866
Dividends receivable		42,405
Interest receivable		854
Prepaid expenses		37
Other affiliated receivables		84
Other receivables		3,212
Total assets		24,057,063

Liabilities
Payable for investments purchased	$ 58,851
Payable for fund shares redeemed	15,305
Accrued management fee	9,410
Other affiliated payables	4,788
Other payables and accrued expenses	2,299
Collateral on securities loaned, at value	210,515
Total liabilities		301,168

Net Assets		$ 23,755,895
Net Assets consist of:
Paid in capital		$ 18,755,486
Undistributed net investment income		27,877
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		371,579
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,600,953
Net Assets, for 482,853 shares outstanding		$ 23,755,895
Net Asset Value, offering price and redemption price per share ($23,755,895 ÷ 482,853 shares)		$ 49.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2004 (Unaudited)

Investment Income
Dividends		$ 260,020
Interest		5,942
Security lending		1,389
Total income		267,351

Expenses
Management fee	$ 56,713
Transfer agent fees	24,986
Accounting and security lending fees	911
Non-interested trustees' compensation	59
Appreciation in deferred trustee compensation account	12
Custodian fees and expenses	305
Registration fees	203
Audit	95
Legal	28
Interest	3
Miscellaneous	149
Total expenses before reductions	83,464
Expense reductions	(903)	82,561
Net investment income (loss)		184,790
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	380,311
Foreign currency transactions	50
Total net realized gain (loss)		380,361
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,747)	(658,941)
Assets and liabilities in foreign currencies	(18)
Total change in net unrealized appreciation (depreciation)		(658,959)
Net gain (loss)		(278,598)
Net increase (decrease) in net assets resulting from operations		$ (93,808)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 184,790	$ 326,596
Net realized gain (loss)	380,361	729,936
Change in net unrealized appreciation (depreciation)	(658,959)	5,170,026
Net increase (decrease) in net assets resulting from operations	(93,808)	6,226,558
Distributions to shareholders from net investment income	(181,779)	(322,980)
Distributions to shareholders from net realized gain	(251,443)	(427,911)
Total distributions	(433,222)	(750,891)
Share transactions Net proceeds from sales of shares	2,302,950	4,252,362
Reinvestment of distributions	422,246	731,311
Cost of shares redeemed	(2,134,905)	(4,005,567)
Net increase (decrease) in net assets resulting from share transactions	590,291	978,106
Total increase (decrease) in net assets	63,261	6,453,773

Net Assets
Beginning of period	23,692,634	17,238,861
End of period (including undistributed net investment income of $27,877 and undistributed net investment income of $24,866, respectively)	$ 23,755,895	$ 23,692,634
Other Information Shares
Sold	46,133	96,144
Issued in reinvestment of distributions	8,275	16,015
Redeemed	(42,831)	(90,786)
Net increase (decrease)	11,577	21,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 50.27	$ 38.32	$ 48.15	$ 53.91	$ 50.96	$ 55.46
Income from Investment Operations
Net investment income (loss) D	.39	.71	.68	.71	.85	.82
Net realized and unrealized gain (loss)	(.55)	12.88	(9.69)	(4.53)	6.29	.63
Total from investment operations	(.16)	13.59	(9.01)	(3.82)	7.14	1.45
Distributions from net investment income	(.38)	(.71)	(.68)	(.76)	(.87)	(.82)
Distributions from net realized gain	(.53)	(.93)	(.14)	(1.18)	(3.32)	(5.13)
Total distributions	(.91)	(1.64)	(.82)	(1.94)	(4.19)	(5.95)
Net asset value, end of period	$ 49.20	$ 50.27	$ 38.32	$ 48.15	$ 53.91	$ 50.96
Total Return B, C	(.38)%	35.95%	(18.95)%	(7.06)%	14.93%	2.27%
Ratios to Average Net Assets E
Expenses before expense reductions	.70% A	.71%	.72%	.69%	.69%	.69%
Expenses net of voluntary waivers, if any	.70% A	.71%	.72%	.69%	.69%	.69%
Expenses net of all reductions	.69% A	.70%	.71%	.67%	.67%	.67%
Net investment income (loss)	1.55% A	1.63%	1.57%	1.41%	1.63%	1.42%
Supplemental Data
Net assets, end of period (in millions)	$ 23,756	$ 23,693	$ 17,239	$ 21,553	$ 22,824	$ 21,111
Portfolio turnover rate	18% A	25%	23%	23%	25%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, contingent interest, non-taxable dividends, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,128,405	|
Unrealized depreciation	(1,536,675)
Net unrealized appreciation (depreciation)	$ 4,591,730
Cost for federal income tax purposes	$ 19,350,905

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,620,884 and $2,111,985, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $939 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $177 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,590	1.17%	$ 3

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $771 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $131, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Strategic Dividend & Income Fund

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EQU-USAN-0904
1.789291.101

Spartan®

Tax-Free Bond

Fund

Semiannual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Actual	$ 1,000.00	$ 996.20	$ 1.24
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.74	$ 1.26

* Expenses are equal to the Fund's annualized expense ratio of .25%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five States as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	17.0	15.0
Illinois	17.0	15.2
California	7.2	7.5
Washington	6.7	4.9
New York	3.8	7.1
Top Five Sectors as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.4	40.6
Electric Utilities	15.5	16.8
Health Care	14.3	13.4
Transportation	8.3	9.0
Water & Sewer	5.4	5.9
Average Years to Maturity as of July 31, 2004
		6 months ago
Years	14.4	13.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	7.6	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
AAA 65.1%	AAA 64.8%
AA,A 19.9%	AA,A 15.9%
BBB 11.0%	BBB 15.4%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value (Note 1)
Alabama - 0.1%
Jefferson County Swr. Rev. Series D, 5.65% 2/1/17 (Pre-Refunded to 2/1/07 @ 101) (c)	$ 105,000	$ 114,730
Arizona - 1.2%
Arizona State Univ. Revs. 5.75% 7/1/27 (FGIC Insured)	2,500,000	2,682,125
Arkansas - 0.5%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12	1,415,000	1,023,498
California - 7.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.5% 5/1/15 (AMBAC Insured)	600,000	663,036
5.875% 5/1/16	1,000,000	1,107,810
California Econ. Recovery Series 2004 A, 5% 7/1/16	500,000	522,670
California Gen. Oblig.:
5% 2/1/11	1,000,000	1,074,950
5.25% 2/1/14	1,000,000	1,084,510
5.25% 2/1/15	500,000	537,575
5.25% 2/1/16	500,000	536,030
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	557,950
5.5% 4/1/30	200,000	206,238
6.6% 2/1/09	150,000	170,858
6.6% 2/1/10	2,190,000	2,528,508
6.75% 6/1/06	1,020,000	1,106,557
6.75% 8/1/10	500,000	586,225
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	2,135,000	2,284,194
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	1,000,000	984,790
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	197,582
5% 1/15/16 (MBIA Insured)	200,000	209,956
5.75% 1/15/40	300,000	298,203
Golden State Tobacco Securitization Corp. Series 2003 B, 5.75% 6/1/23	1,000,000	1,018,080
		15,675,722
Colorado - 3.5%
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,932,613
Douglas and Elbert Counties School District #RE1 Series 2002 B, 5.75% 12/15/19 (FSA Insured)	1,000,000	1,115,280
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	$ 1,000,000	$ 1,074,780
Series B, 0% 9/1/13 (MBIA Insured)	1,415,000	944,767
El Paso County School District #49, Falcon 5.5% 12/1/21 (FGIC Insured)	1,500,000	1,619,895
Larimer County School District #R1, Poudre:
5.75% 12/15/17 (MBIA Insured)	275,000	312,381
6% 12/15/17 (FGIC Insured)	500,000	570,725
		7,570,441
Connecticut - 0.7%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18	235,000	256,785
Series D, 5.375% 11/15/18	1,000,000	1,080,870
Connecticut Health & Edl. Facilities Auth. Rev. (Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	205,000	216,535
		1,554,190
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,700,717
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	221,824
		1,922,541
Florida - 2.4%
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	200,000	228,196
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	2,000,000	2,026,840
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (b)	3,000,000	3,049,080
		5,304,116
Illinois - 17.0%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38 (FGIC Insured)	3,000,000	3,053,880
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/30 (FGIC Insured)	1,000,000	237,940
(Neighborhoods Alive 21 Prog.) Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,100,000	1,201,981
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A, 5% 1/1/41 (MBIA Insured)	$ 1,000,000	$ 974,150
Chicago Motor Fuel Tax Rev. 6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,122,900
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	600,000	612,966
Coles & Cumberland Counties Cmnty. Unit School District #2 5.35% 2/1/19 (FGIC Insured)	1,495,000	1,578,615
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,459,575
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,116,490
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.) 5.65% 10/1/13 (AMBAC Insured)	100,000	110,096
Illinois Gen. Oblig.:
5.5% 4/1/17 (MBIA Insured)	400,000	432,960
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,042,570
5.6% 4/1/21 (MBIA Insured)	400,000	429,920
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,927,961
Illinois Sales Tax Rev.:
First Series, 5.5% 6/15/15	1,200,000	1,316,112
6% 6/15/20	300,000	336,522
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	546,150
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (FSA Insured)	1,000,000	1,092,720
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/21 (FGIC Insured)	1,445,000	1,582,954
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/14 (MBIA Insured)	5,500,000	6,089,484
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,077,760
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	750,000	800,888
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	1,000,000	203,520
5.75% 6/15/41 (MBIA Insured)	1,100,000	1,179,024
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.): - continued
Series A:
0% 6/15/15 (FGIC Insured)	$ 5,000,000	$ 3,034,700
0% 6/15/16 (FGIC Insured)	1,000,000	574,370
0% 6/15/37 (MBIA Insured)	2,000,000	310,900
0% 6/15/38 (MBIA Insured)	1,150,000	168,326
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series A, 6% 4/1/15 (Pre-Refunded to 4/1/10 @ 101) (c)	155,000	179,022
		36,794,456
Indiana - 3.7%
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	1,875,000	2,079,469
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (AMBAC Insured)	685,000	752,979
Indiana Health Facilities Fing. Auth. Hosp. Rev. 5.5% 2/15/30 (MBIA Insured)	1,000,000	1,025,370
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,051,270
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	1,000,000	1,038,940
		7,948,028
Iowa - 1.0%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	2,800,000	2,254,952
Kansas - 1.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (b)	1,000,000	1,040,370
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	245,079
Series 2000 2, 5.75% 4/1/16 (AMBAC Insured)	600,000	672,012
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (b)	1,000,000	1,001,950
		2,959,411
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Kentucky - 0.6%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	$ 750,000	$ 829,883
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	509,025
		1,338,908
Maine - 2.5%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	5,025,000	5,352,881
Massachusetts - 0.6%
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5.1% 7/1/07 (Escrowed to Maturity) (c)	200,000	215,428
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	1,000,000	1,088,920
		1,304,348
Michigan - 0.9%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15 (FGIC Insured)	20,000	22,204
Detroit City School District 5.375% 5/1/15 (FGIC Insured)	375,000	406,283
Detroit Gen. Oblig. Series A, 5% 4/1/09 (FSA Insured) (a)	1,000,000	1,065,440
Detroit Swr. Disp. Rev. Series A, 5.875% 7/1/22 (Pre-Refunded to 1/1/10 @ 101) (c)	135,000	154,298
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	50,000	50,746
Michigan Hosp. Fin. Auth. Hosp. Rev. (Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (c)	100,000	115,369
Oakland Univ. Rev. 5.75% 5/15/26 (MBIA Insured)	50,000	52,521
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (FGIC Insured)	160,000	175,933
		2,042,794
Minnesota - 0.3%
Waconia Independent School District #110 Series A, 5% 2/1/12 (FSA Insured)	500,000	539,575
Missouri - 1.1%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,048,490
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	$ 500,000	$ 554,470
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	834,171
		2,437,131
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	400,000	417,584
Nebraska - 0.2%
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	430,924
Nevada - 0.8%
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	516,910
Clark County School District Series 2000 A:
5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (c)	200,000	227,062
5.75% 6/15/20 (Pre-Refunded to 6/15/10 @ 100) (c)	400,000	454,124
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	500,000	539,555
		1,737,651
New Hampshire - 0.5%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,044,080
New Jersey - 0.7%
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	80,000	86,486
New Jersey Trans. Trust Fund Auth. Series C, 5.5% 6/15/19	300,000	325,908
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	200,000	190,658
6.125% 6/1/24	400,000	371,116
6.125% 6/1/42	700,000	561,939
		1,536,107
New York - 3.8%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	600,000	676,500
5.75% 5/1/21 (FSA Insured)	500,000	551,500
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1992 B, 6.1% 7/1/09 (Escrowed to Maturity) (c)	$ 5,000	$ 5,722
Series 1997 E, 5% 7/1/16 (Pre-Refunded to 7/1/13 @ 100) (c)	10,000	11,051
Metropolitan Trans. Auth. Rev. Series 2002 A, 5.75% 11/15/32	1,700,000	1,801,065
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 4.75% 7/1/19 (Pre-Refunded to 1/1/18 @ 100) (c)	35,000	37,031
Metropolitan Trans. Auth. Transit Facilities Rev. Series B2, 5% 7/1/17 (Escrowed to Maturity) (c)	250,000	263,228
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	200,000	215,154
New York City Gen. Oblig. Series C, 5.75% 3/15/27 (FSA Insured)	500,000	536,265
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series A, 6% 6/15/28	1,000,000	1,094,340
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	545,420
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	331,797
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	200,000	221,716
Tobacco Settlement Fing. Corp. Series A1, 5.5% 6/1/16	1,800,000	1,914,570
Triborough Bridge & Tunnel Auth. Revs. Series Y, 6% 1/1/12 (Escrowed to Maturity) (c)	100,000	113,960
		8,319,319
North Carolina - 3.7%
Catawba County Ctfs. Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured) (a)	1,800,000	1,924,560
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured) (a)	1,110,000	1,166,854
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	670,000	669,317
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	646,848
Series B:
6% 1/1/05	2,000,000	2,025,140
6% 1/1/06	175,000	182,947
6.125% 1/1/09	100,000	109,609
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series D, 5.375% 1/1/10	$ 500,000	$ 535,510
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series B, 6.25% 1/1/07	750,000	806,925
		8,067,710
Ohio - 1.1%
Hilliard School District 5.75% 12/1/28 (FGIC Insured)	25,000	26,817
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	1,000,000	1,015,090
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	1,295,000	1,428,204
		2,470,111
Oregon - 1.1%
Jackson County School District #9, Eagle Point 5.625% 6/15/16	350,000	389,382
Morrow County School District #1 5.625% 6/15/14 (FSA Insured)	1,500,000	1,693,980
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	250,000	278,995
		2,362,357
Pennsylvania - 3.6%
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,071,940
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,071,040
Pennsylvania Gen. Oblig. Second Series, 5.5% 5/1/17 (FSA Insured)	300,000	329,730
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,051,370
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,048,060
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25% 8/1/09 (AMBAC Insured)	450,000	489,708
Tredyffrin-Easttown School District 5.5% 2/15/17	1,520,000	1,657,028
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,136,700
		7,855,576
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2000 C, 6% 7/1/29	$ 500,000	$ 543,900
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (c)	400,000	424,224
		968,124
Rhode Island - 0.2%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	300,000	320,796
South Carolina - 1.7%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,975,390
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,211,849
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	393,916
		3,581,155
Tennessee - 3.0%
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (MBIA Insured)	2,125,000	2,440,584
6.25% 7/1/13 (MBIA Insured)	2,255,000	2,631,021
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (c)	200,000	227,274
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (c)	200,000	228,480
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	1,000,000	1,083,530
		6,610,889
Texas - 17.0%
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,207,840
Bexar Metro. Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/19 (FSA Insured)	1,640,000	1,756,227
Comal Independent School District 0% 2/1/16	2,235,000	1,300,345
East Central Independent School District 5.625% 8/15/17 (d)	1,035,000	1,147,494
Garland Independent School District 5.5% 2/15/19	515,000	552,075
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Harris County Gen. Oblig. 0% 10/1/13 (MBIA Insured)	$ 2,000,000	$ 1,336,420
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,375,000	1,493,305
5.75% 2/15/20	1,235,000	1,302,431
Houston Arpt. Sys. Rev.:
Series B, 5.5% 7/1/30 (FSA Insured)	600,000	620,604
5.5% 7/1/19 (FSA Insured)	1,500,000	1,600,770
La Joya Independent School District:
5.75% 2/15/17	2,000,000	2,214,540
5.75% 2/15/19	600,000	661,200
Mansfield Independent School District 5.5% 2/15/17	1,650,000	1,800,744
Mercedes Independent School District Series 2000, 5.625% 8/15/15	275,000	304,442
New Braunfels Independent School District 6% 2/1/09	725,000	812,914
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	839,318
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19	200,000	218,396
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (b)	3,000,000	3,181,650
San Antonio Elec. & Gas Systems Rev. 5.375% 2/1/20	3,000,000	3,208,860
San Antonio Independent School District 5.5% 8/15/24	1,000,000	1,049,730
San Benito Consolidated Independent School District 6% 2/15/25	300,000	329,646
Socorro Independent School District 5.375% 8/15/18	1,000,000	1,073,400
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	500,000	499,060
Texas Pub. Fin. Auth. Rev. (Texas Parks & Wildlife Dept. Projs.) 5.5% 2/1/12 (FSA Insured)	150,000	163,899
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	1,946,569
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,304,441
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	1,000,000	1,026,590
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,070,490
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,016,300
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	100,000	110,679
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (c)	175,000	201,997
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (c)	$ 1,500,000	$ 523,095
White Settlement Independent School District 5.75% 8/15/34	1,000,000	1,071,750
		36,947,221
Utah - 1.6%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,452,036
Vermont - 0.9%
Univ. of Vermont and State Agricultural College 5.5% 10/1/19 (AMBAC Insured)	1,200,000	1,297,488
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	300,000	329,835
Series A, 5.75% 12/1/18 (AMBAC Insured)	200,000	222,940
		1,850,263
Washington - 6.7%
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (FSA Insured)	1,570,000	1,716,261
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,270,680
King County School District #414, Lake Washington 5.25% 12/1/15	1,000,000	1,062,480
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/10 (FGIC Insured)	500,000	527,210
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21 (FSA Insured)	500,000	543,735
Washington Gen. Oblig. Series 2001 C, 5.25% 1/1/16	1,000,000	1,077,550
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,924,580
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,207,870
5.4% 7/1/12 (FSA Insured)	1,000,000	1,115,080
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,082,780
		14,528,226
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Wisconsin - 2.1%
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	$ 1,870,000	$ 2,036,318
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,000,000	1,015,050
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30	1,000,000	1,027,220
6.25% 8/15/22	500,000	534,810
		4,613,398
Wyoming - 1.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (c)	1,890,000	2,280,890
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $203,872,930)		208,214,264
NET OTHER ASSETS - 4.0%		8,714,580
NET ASSETS - 100%		$ 216,928,844
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,147,494 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.4%
Electric Utilities	15.5%
Health Care	14.3%
Transportation	8.3%
Water & Sewer	5.4%
Special Tax	5.3%
Others* (individually less than 5%)	11.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

July 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $203,872,930) - See accompanying schedule		$ 208,214,264
Cash		10,816,311
Receivable for fund shares sold		41,595
Interest receivable		2,476,872
Prepaid expenses		435
Receivable from investment adviser for expense reductions		41,548
Other receivables		6,316
Total assets		221,597,341

Liabilities
Payable for investments purchased Regular delivery	$ 215,496
Delayed delivery	4,137,841
Payable for fund shares redeemed	25,588
Distributions payable	186,704
Accrued management fee	66,908
Other affiliated payables	15,982
Other payables and accrued expenses	19,978
Total liabilities		4,668,497

Net Assets		$ 216,928,844
Net Assets consist of:
Paid in capital		$ 212,077,390
Distributions in excess of net investment income		(1,231)
Accumulated undistributed net realized gain (loss) on investments		511,351
Net unrealized appreciation (depreciation) on investments		4,341,334
Net Assets, for 20,581,271 shares outstanding		$ 216,928,844
Net Asset Value, offering price and redemption price per share ($216,928,844 ÷ 20,581,271 shares)		$ 10.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2004 (Unaudited)

Investment Income
Interest		$ 4,804,521

Expenses
Management fee	$ 414,985
Transfer agent fees	71,345
Accounting fees and expenses	30,786
Non-interested trustees' compensation	550
Custodian fees and expenses	4,423
Registration fees	16,063
Audit	17,784
Legal	4,383
Miscellaneous	1,193
Total expenses before reductions	561,512
Expense reductions	(295,284)	266,228
Net investment income (loss)		4,538,293
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		537,744
Change in net unrealized appreciation (depreciation) on investment securities		(6,465,247)
Net gain (loss)		(5,927,503)
Net increase (decrease) in net assets resulting from operations		$ (1,389,210)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,538,293	$ 9,835,232
Net realized gain (loss)	537,744	2,827,354
Change in net unrealized appreciation (depreciation)	(6,465,247)	3,501,239
Net increase (decrease) in net assets resulting from operations	(1,389,210)	16,163,825
Distributions to shareholders from net investment income	(4,547,169)	(9,825,846)
Distributions to shareholders from net realized gain	(217,140)	(2,502,717)
Total distributions	(4,764,309)	(12,328,563)
Share transactions Net proceeds from sales of shares	56,497,550	109,076,206
Reinvestment of distributions	3,611,863	9,472,572
Cost of shares redeemed	(61,471,646)	(151,390,230)
Net increase (decrease) in net assets resulting from share transactions	(1,362,233)	(32,841,452)
Redemption fees	5,822	14,003
Total increase (decrease) in net assets	(7,509,930)	(28,992,187)

Net Assets
Beginning of period	224,438,774	253,430,961
End of period (including distributions in excess of net investment income of $1,231 and undistributed net investment income of $7,645, respectively)	$ 216,928,844	$ 224,438,774
Other Information Shares
Sold	5,279,340	10,140,946
Issued in reinvestment of distributions	339,634	882,955
Redeemed	(5,802,000)	(14,176,365)
Net increase (decrease)	(183,026)	(3,152,464)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.218	.444	.432	.352
Net realized and unrealized gain (loss)	(.259)	.329	.384	.245
Total from investment operations	(.041)	.773	.816	.597
Distributions from net investment income	(.219)	(.444)	(.434)	(.350)
Distributions from net realized gain	(.010)	(.120)	(.023)	(.008)
Total distributions	(.229)	(.564)	(.457)	(.358)
Redemption fees added to paid in capital D	- G	.001	.001	.001
Net asset value, end of period	$ 10.54	$ 10.81	$ 10.60	$ 10.24
Total Return B, C	(.38)%	7.47%	8.13%	6.05%
Ratios to Average Net Assets F
Expenses before expense reductions	.51% A	.54%	.52%	.66% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.18%	.10% A
Expenses net of all reductions	.24% A	.23%	.14%	.06% A
Net investment income (loss)	4.12% A	4.14%	4.13%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,929	$ 224,439	$ 253,431	$ 159,357
Portfolio turnover rate	31% A	17%	28%	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 10, 2001 (commencement of operations) to January 31, 2002.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Tax-Free Bond Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains and market discount.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,029,388
Unrealized depreciation	(1,660,735)
Net unrealized appreciation (depreciation)	$ 4,368,653
Cost for federal income tax purposes	$ 203,845,611

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $33,469,266 and $34,798,380, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $20,432 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $286,671.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1,568 and $7,045, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SFB-USAN-0904
1.789295.101

Fidelity® Structured Large Cap Value

Fidelity Structured Mid Cap Value

Fidelity Structured Large Cap Growth

Fidelity Structured Mid Cap Growth

Funds

Semiannual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Fidelity Structured Large Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Structured Mid Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Structured Large Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Structured Mid Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Fidelity Structured Large Cap Value Fund
Actual	$ 1,000.00	$ 1,031.00	$ 5.86
HypotheticalA	$ 1,000.00	$ 1,019.16	$ 5.84
Fidelity Structured Mid Cap Value Fund
Actual	$ 1,000.00	$ 1,013.80	$ 4.36
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.38
Fidelity Structured Large Cap Growth Fund
Actual	$ 1,000.00	$ 964.20	$ 5.86
HypotheticalA	$ 1,000.00	$ 1,018.96	$ 6.04
Fidelity Structured Mid Cap Growth Fund
Actual	$ 1,000.00	$ 951.10	$ 4.80
HypotheticalA	$ 1,000.00	$ 1,020.02	$ 4.98

A 5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Structured Large Cap Value Fund	1.16%
Fidelity Structured Mid Cap Value Fund	.87%
Fidelity Structured Large Cap Growth Fund	1.20%
Fidelity Structured Mid Cap Growth Fund	.99%

Semiannual Report

Fidelity Structured Large Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.6	5.0
General Electric Co.	4.6	0.0
Citigroup, Inc.	3.6	4.8
iShares Russell 1000 Value Index Fund	2.3	3.3
Bank of America Corp.	2.3	2.6
SBC Communications, Inc.	2.0	1.9
Wells Fargo & Co.	1.9	1.9
Countrywide Financial Corp.	1.4	0.4
Microsoft Corp.	1.4	0.0
MBNA Corp.	1.4	0.2
	25.5
Top Five Market Sectors as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.3	33.3
Industrials	11.3	8.7
Energy	11.2	10.4
Consumer Discretionary	10.5	12.1
Information Technology	6.4	5.9
Asset Allocation (% of fund's net assets)
As of July 31, 2004*		As of January 31, 2004**
	Stocks and Investment Companies 99.1%		Stocks and Investment Companies 99.3%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	1.5%	** Foreign investments	1.5%

Semiannual Report

Fidelity Structured Large Cap Value Fund

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.7%
Superior Industries International, Inc.	9,800	$ 320,362
Automobiles - 0.7%
Harley-Davidson, Inc.	5,990	358,621
Hotels, Restaurants & Leisure - 1.0%
Outback Steakhouse, Inc.	11,700	475,137
Household Durables - 1.7%
KB Home	6,500	416,325
Yankee Candle Co., Inc. (a)	13,550	393,221
		809,546
Media - 0.9%
Omnicom Group, Inc.	5,950	428,519
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A	7,650	282,132
AutoZone, Inc. (a)	2,700	208,440
Home Depot, Inc.	14,400	485,568
TJX Companies, Inc.	11,800	276,946
		1,253,086
Textiles Apparel & Luxury Goods - 2.9%
Jones Apparel Group, Inc.	9,450	352,958
NIKE, Inc. Class B	2,400	174,504
Polo Ralph Lauren Corp. Class A	13,100	431,776
Timberland Co. Class A (a)	7,400	429,496
		1,388,734
TOTAL CONSUMER DISCRETIONARY		5,034,005
CONSUMER STAPLES - 5.4%
Beverages - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	8,650	327,662
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)	14,500	337,995
CVS Corp.	5,900	247,033
Safeway, Inc. (a)	18,100	382,453
Wal-Mart Stores, Inc.	7,400	392,274
		1,359,755
Food Products - 0.2%
Del Monte Foods Co. (a)	9,980	105,189
Household Products - 0.7%
Colgate-Palmolive Co.	6,200	329,840
Tobacco - 1.0%
Altria Group, Inc.	9,580	456,008
TOTAL CONSUMER STAPLES		2,578,454
ENERGY - 11.2%
Oil & Gas - 11.2%
Anadarko Petroleum Corp.	6,800	406,572
Apache Corp.	8,540	397,366
ChevronTexaco Corp.	5,100	487,815

	Shares	Value (Note 1)
Exxon Mobil Corp.	47,930	$ 2,219,158
Newfield Exploration Co. (a)	4,970	293,578
Occidental Petroleum Corp.	12,340	607,992
Pogo Producing Co.	10,540	467,765
Stone Energy Corp. (a)	5,250	237,510
Valero Energy Corp.	2,980	223,262
		5,341,018
FINANCIALS - 32.3%
Capital Markets - 1.9%
Bear Stearns Companies, Inc.	5,600	467,152
Federated Investors, Inc. Class B (non-vtg.)	15,300	430,083
		897,235
Commercial Banks - 5.1%
Bank of America Corp.	13,080	1,111,931
Banknorth Group, Inc.	13,600	433,976
Wells Fargo & Co.	15,310	878,947
		2,424,854
Consumer Finance - 2.3%
Capital One Financial Corp.	6,500	450,580
MBNA Corp.	27,000	666,630
		1,117,210
Diversified Financial Services - 4.3%
Citigroup, Inc.	39,160	1,726,564
J.P. Morgan Chase & Co.	9,000	335,970
		2,062,534
Insurance - 10.7%
ACE Ltd.	8,100	328,779
AMBAC Financial Group, Inc.	7,600	540,436
Aon Corp.	8,300	219,452
Erie Indemnity Co. Class A	5,720	259,230
Everest Re Group Ltd.	5,400	396,792
Fidelity National Financial, Inc.	17,440	632,200
HCC Insurance Holdings, Inc.	12,880	390,264
Hilb Rogal & Hobbs Co.	12,300	413,157
MBIA, Inc.	7,790	420,504
Nationwide Financial Services, Inc. Class A (sub. vtg.)	5,900	209,273
Old Republic International Corp.	18,000	419,220
StanCorp Financial Group, Inc.	5,300	372,590
Torchmark Corp.	10,000	522,800
		5,124,697
Real Estate - 0.7%
Apartment Investment & Management Co. Class A	10,500	335,685
Thrifts & Mortgage Finance - 7.3%
Countrywide Financial Corp.	9,699	699,298
Doral Financial Corp.	11,740	460,795
Fannie Mae	4,500	319,320
Freddie Mac	6,000	385,860
Golden West Financial Corp., Delaware	3,400	363,494
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	13,910	$ 267,628
Provident Financial Services, Inc.	12,745	224,949
Radian Group, Inc.	11,300	520,026
The PMI Group, Inc.	6,600	272,118
		3,513,488
TOTAL FINANCIALS		15,475,703
HEALTH CARE - 5.0%
Health Care Providers & Services - 3.6%
Coventry Health Care, Inc. (a)	4,600	235,106
Health Management Associates, Inc. Class A	20,580	412,835
Laboratory Corp. of America Holdings (a)	10,000	391,600
Lincare Holdings, Inc. (a)	13,000	415,220
Universal Health Services, Inc. Class B	6,000	273,060
		1,727,821
Pharmaceuticals - 1.4%
Merck & Co., Inc.	14,450	655,308
TOTAL HEALTH CARE		2,383,129
INDUSTRIALS - 11.3%
Aerospace & Defense - 0.6%
United Defense Industries, Inc. (a)	9,000	311,850
Airlines - 0.5%
ExpressJet Holdings, Inc. Class A (a)	20,800	226,720
Building Products - 1.0%
Masco Corp.	15,200	459,648
Commercial Services & Supplies - 2.9%
Cendant Corp.	17,200	393,536
Equifax, Inc.	14,300	344,916
H&R Block, Inc.	13,060	641,638
		1,380,090
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	9,900	395,802
Industrial Conglomerates - 5.5%
General Electric Co.	66,450	2,209,463
Tyco International Ltd.	14,100	437,100
		2,646,563
TOTAL INDUSTRIALS		5,420,673
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.6%
Black Box Corp.	7,200	273,600

	Shares	Value (Note 1)
IT Services - 3.4%
Affiliated Computer Services, Inc. Class A (a)	8,570	$ 444,783
Computer Sciences Corp. (a)	9,600	453,600
First Data Corp.	6,800	303,348
SunGard Data Systems, Inc. (a)	17,700	412,587
		1,614,318
Software - 2.4%
Microsoft Corp.	23,860	679,056
Reynolds & Reynolds Co. Class A	10,400	229,840
Synopsys, Inc. (a)	10,800	273,132
		1,182,028
TOTAL INFORMATION TECHNOLOGY		3,069,946
MATERIALS - 4.1%
Chemicals - 3.2%
Cytec Industries, Inc.	3,600	167,760
Dow Chemical Co.	13,050	520,565
Headwaters, Inc. (a)	5,600	155,344
International Flavors & Fragrances, Inc.	8,600	314,244
Sensient Technologies Corp.	19,000	392,160
		1,550,073
Containers & Packaging - 0.9%
Bemis Co., Inc.	16,300	431,624
TOTAL MATERIALS		1,981,697
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 4.4%
ALLTEL Corp.	10,700	556,400
CenturyTel, Inc.	13,600	421,464
Qwest Communications International, Inc. (a)	43,100	167,659
SBC Communications, Inc.	37,630	953,544
		2,099,067
Wireless Telecommunication Services - 1.3%
Nextel Communications, Inc. Class A (a)	21,500	489,340
NII Holdings, Inc. (a)	3,450	131,169
		620,509
TOTAL TELECOMMUNICATION SERVICES		2,719,576
UTILITIES - 4.9%
Electric Utilities - 2.2%
FirstEnergy Corp.	11,550	451,605
FPL Group, Inc.	5,000	336,650
PPL Corp.	6,340	293,859
		1,082,114
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - 1.4%
KeySpan Corp.	9,000	$ 323,910
UGI Corp.	10,400	336,856
		660,766
Multi-Utilities & Unregulated Power - 1.3%
National Fuel Gas Co.	12,270	313,376
Public Service Enterprise Group, Inc.	7,500	292,500
		605,876
TOTAL UTILITIES		2,348,756
TOTAL COMMON STOCKS (Cost $45,890,263)		46,352,957
Investment Companies - 2.3%

iShares Russell 1000 Value Index Fund (Cost $1,089,248)	18,754	1,112,112
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 1.33% (b) (Cost $510,263)	510,263	510,263
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $47,489,774)		47,975,332
NET OTHER ASSETS - (0.2)%		(99,140)
NET ASSETS - 100%		$ 47,876,192
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information
At January 31, 2004, the fund had a capital loss carryforward of approximately $1,710,000 of which $1,080,000 and $630,000 will expire on January 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $47,489,774) - See accompanying schedule		$ 47,975,332
Receivable for fund shares sold		553,625
Dividends receivable		38,420
Interest receivable		716
Prepaid expenses		37
Other affiliated receivables		1
Other receivables		3,049
Total assets		48,571,180

Liabilities
Payable for investments purchased	$ 636,826
Payable for fund shares redeemed	3,308
Accrued management fee	20,173
Other affiliated payables	14,433
Other payables and accrued expenses	20,248
Total liabilities		694,988

Net Assets		$ 47,876,192
Net Assets consist of:
Paid in capital		$ 45,764,435
Undistributed net investment income		64,304
Accumulated undistributed net realized gain (loss) on investments		1,561,895
Net unrealized appreciation (depreciation) on investments		485,558
Net Assets, for 4,362,916 shares outstanding		$ 47,876,192
Net Asset Value, offering price and redemption price per share ($47,876,192 ÷ 4,362,916 shares)		$ 10.97

Statement of Operations

Six months ended July 31, 2004 (Unaudited)

Investment Income
Dividends		$ 260,907
Interest		2,921
Total income		263,828

Expenses
Management fee Basic fee	$ 99,967
Performance adjustment	(7,698)
Transfer agent fees	57,995
Accounting fees and expenses	15,002
Non-interested trustees' compensation	79
Custodian fees and expenses	5,957
Registration fees	12,239
Audit	18,034
Legal	643
Miscellaneous	167
Total expenses before reductions	202,385
Expense reductions	(4,239)	198,146
Net investment income (loss)		65,682
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,383,100
Change in net unrealized appreciation (depreciation) on investment securities		(2,570,762)
Net gain (loss)		812,338
Net increase (decrease) in net assets resulting from operations		$ 878,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,682	$ 191,712
Net realized gain (loss)	3,383,100	(258,235)
Change in net unrealized appreciation (depreciation)	(2,570,762)	5,392,864
Net increase (decrease) in net assets resulting from operations	878,020	5,326,341
Distributions to shareholders from net investment income	-	(194,730)
Share transactions Net proceeds from sales of shares	30,414,606	10,683,766
Reinvestment of distributions	-	184,990
Cost of shares redeemed	(8,587,606)	(6,415,646)
Net increase (decrease) in net assets resulting from share transactions	21,827,000	4,453,110
Redemption fees	2,753	1,792
Total increase (decrease) in net assets	22,707,773	9,586,513
Net Assets
Beginning of period	25,168,419	15,581,906
End of period (including undistributed net investment income of $64,304 and distributions in excess of net investment income of $1,378, respectively)	$ 47,876,192	$ 25,168,419
Other Information Shares
Sold	2,787,970	1,125,836
Issued in reinvestment of distributions	-	19,005
Redeemed	(789,914)	(686,133)
Net increase (decrease)	1,998,056	458,708

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 8.17	$ 10.17	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02	.09	.08	.01
Net realized and unrealized gain (loss)	.31	2.47	(2.00)	.17
Total from investment operations	.33	2.56	(1.92)	.18
Distributions from net investment income	-	(.09)	(.08)	(.01)
Redemption fees added to paid in capitalD	-G	-G	-G	-
Net asset value, end of period	$ 10.97	$ 10.64	$ 8.17	$ 10.17
Total ReturnB,C	3.10%	31.44%	(18.92)%	1.80%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.16%A	1.45%	1.83%	3.13%A
Expenses net of voluntary waivers, if any	1.16%A	1.20%	1.20%	1.20%A
Expenses net of all reductions	1.14%A	1.18%	1.19%	1.20%A
Net investment income (loss)	.38%A	.99%	.90%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,876	$ 25,168	$ 15,582	$ 11,684
Portfolio turnover rate	237%A	72%	95%	81%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 15, 2001 (commencement of operations) to January 31, 2002.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Mid Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
iShares Russell Midcap Value Index Fund	3.7	1.5
PG&E Corp.	1.2	1.3
Countrywide Financial Corp.	1.0	1.2
AMBAC Financial Group, Inc.	1.0	0.9
FPL Group, Inc.	0.9	0.0
Computer Sciences Corp.	0.9	0.8
Limited Brands, Inc.	0.9	0.2
Fidelity National Financial, Inc.	0.9	0.9
Bear Stearns Companies, Inc.	0.9	0.6
MBIA, Inc.	0.9	0.9
	12.3
Top Five Market Sectors as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.2	29.5
Consumer Discretionary	15.0	14.6
Utilities	11.4	9.9
Industrials	8.0	7.6
Information Technology	7.6	12.1
Asset Allocation (% of fund's net assets)
As of July 31, 2004*		As of January 31, 2004**
	Stocks and Investment Companies 99.1%		Stocks and Investment Companies 98.4%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	3.2%	** Foreign investments	0.6%

Semiannual Report

Fidelity Structured Mid Cap Value Fund

Showing Percentage of Net Assets

Investments July 31, 2004 (Unaudited)

Common Stocks - 95.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc.	12,180	$ 418,383
Johnson Controls, Inc.	5,800	327,410
Lear Corp.	4,000	220,520
Superior Industries International, Inc.	9,800	320,362
		1,286,675
Automobiles - 0.5%
Harley-Davidson, Inc.	6,200	371,194
Hotels, Restaurants & Leisure - 1.1%
Outback Steakhouse, Inc.	11,500	467,015
Wendy's International, Inc.	10,870	388,820
		855,835
Household Durables - 2.8%
D.R. Horton, Inc.	11,800	326,034
KB Home	3,500	224,175
Lennar Corp. Class A	9,180	391,802
Mohawk Industries, Inc. (a)	3,100	227,974
Pulte Homes, Inc.	5,080	277,520
Ryland Group, Inc.	3,700	286,454
Yankee Candle Co., Inc. (a)	12,900	374,358
		2,108,317
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	4,500	215,100
Multiline Retail - 0.5%
Dollar Tree Stores, Inc. (a)	14,100	379,431
Specialty Retail - 5.5%
Abercrombie & Fitch Co. Class A	10,400	383,552
AutoZone, Inc. (a)	4,900	378,280
Borders Group, Inc.	16,500	377,355
Christopher & Banks Corp.	21,000	343,770
Limited Brands, Inc.	34,190	698,844
Linens 'N Things, Inc. (a)	13,100	348,722
Office Depot, Inc. (a)	29,790	488,556
Pier 1 Imports, Inc.	17,600	315,568
Rent-A-Center, Inc. (a)	11,300	331,542
TJX Companies, Inc.	14,100	330,927
Zale Corp. (a)	7,000	189,980
		4,187,096
Textiles Apparel & Luxury Goods - 2.6%
Columbia Sportswear Co. (a)	5,600	306,600
Jones Apparel Group, Inc.	10,500	392,175
Liz Claiborne, Inc.	13,600	492,184
Polo Ralph Lauren Corp. Class A	9,700	319,712
Timberland Co. Class A (a)	7,300	423,692
		1,934,363
TOTAL CONSUMER DISCRETIONARY		11,338,011

	Shares	Value (Note 1)
CONSUMER STAPLES - 5.1%
Beverages - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,200	$ 537,896
Food & Staples Retailing - 1.6%
BJ's Wholesale Club, Inc. (a)	20,300	473,193
CVS Corp.	7,350	307,745
Safeway, Inc. (a)	19,900	420,487
		1,201,425
Food Products - 2.4%
Dean Foods Co. (a)	9,445	349,276
Del Monte Foods Co. (a)	29,600	311,984
Fresh Del Monte Produce, Inc.	11,100	294,705
Kraft Foods, Inc. Class A	12,200	372,710
Smithfield Foods, Inc. (a)	6,200	175,708
The J.M. Smucker Co.	8,300	347,023
		1,851,406
Tobacco - 0.4%
UST, Inc.	8,000	303,600
TOTAL CONSUMER STAPLES		3,894,327
ENERGY - 5.2%
Oil & Gas - 5.2%
Apache Corp.	9,520	442,966
Encore Acquisition Co. (a)	10,800	318,276
GulfTerra Energy Partners LP	8,500	324,700
Houston Exploration Co. (a)	2,900	156,600
Newfield Exploration Co. (a)	7,200	425,304
Occidental Petroleum Corp.	7,800	384,306
Pogo Producing Co.	8,100	359,478
St. Mary Land & Exploration Co.	8,500	291,635
Stone Energy Corp. (a)	7,600	343,824
TC Pipelines LP	4,700	160,970
Teekay Shipping Corp.	9,800	389,844
Valero Energy Corp.	4,700	352,124
		3,950,027
FINANCIALS - 29.2%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.	8,100	675,702
Federated Investors, Inc. Class B (non-vtg.)	14,890	418,558
Janus Capital Group, Inc.	19,000	251,940
Waddell & Reed Financial, Inc. Class A	16,680	323,926
		1,670,126
Commercial Banks - 1.1%
Banknorth Group, Inc.	16,100	513,751
Commerce Bancorp, Inc., New Jersey	5,600	281,904
		795,655
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - 1.3%
Capital One Financial Corp.	6,100	$ 422,852
MBNA Corp.	22,500	555,525
		978,377
Insurance - 12.6%
ACE Ltd.	8,000	324,720
AMBAC Financial Group, Inc.	10,270	730,300
Aon Corp.	17,500	462,700
Arthur J. Gallagher & Co.	9,800	303,506
Cincinnati Financial Corp.	6,900	275,172
Everest Re Group Ltd.	6,800	499,664
Fidelity National Financial, Inc.	18,977	687,916
First American Corp., California	13,700	367,982
HCC Insurance Holdings, Inc.	14,260	432,078
Hilb Rogal & Hobbs Co.	13,000	436,670
Markel Corp. (a)	700	197,750
MBIA, Inc.	12,060	650,999
Old Republic International Corp.	16,900	393,601
PartnerRe Ltd.	9,200	481,252
Protective Life Corp.	14,100	511,125
Reinsurance Group of America, Inc.	10,800	430,380
St. Paul Travelers Companies, Inc.	10,700	396,649
StanCorp Financial Group, Inc.	7,700	541,310
Torchmark Corp.	12,000	627,360
W.R. Berkley Corp.	9,500	388,930
XL Capital Ltd. Class A	6,000	424,080
		9,564,144
Real Estate - 5.8%
Apartment Investment & Management Co. Class A	12,800	409,216
Boston Properties, Inc.	5,700	301,530
CarrAmerica Realty Corp.	9,900	301,851
CenterPoint Properties Trust (SBI)	9,200	353,096
Duke Realty Corp.	10,360	318,674
Equity Residential (SBI)	14,740	435,567
Friedman, Billings, Ramsey Group, Inc. Class A	11,300	185,885
Health Care Property Investors, Inc.	12,200	304,512
Manufactured Home Communities, Inc.	9,000	285,210
Reckson Associates Realty Corp.	11,500	318,665
Simon Property Group, Inc.	7,020	362,302
Ventas, Inc.	12,300	313,896
Vornado Realty Trust	8,600	499,574
		4,389,978
Thrifts & Mortgage Finance - 6.2%
Countrywide Financial Corp.	10,300	742,630
Doral Financial Corp.	10,650	418,013
FirstFed Financial Corp., Delaware (a)	6,700	303,577
Flagstar Bancorp, Inc.	11,400	224,238
Fremont General Corp.	8,500	159,630
Independence Community Bank Corp.	10,900	407,006

	Shares	Value (Note 1)
MGIC Investment Corp.	7,900	$ 560,900
New York Community Bancorp, Inc.	20,400	392,496
Radian Group, Inc.	8,800	404,976
Sovereign Bancorp, Inc.	29,530	642,868
The PMI Group, Inc.	9,700	399,931
		4,656,265
TOTAL FINANCIALS		22,054,545
HEALTH CARE - 5.2%
Health Care Providers & Services - 3.9%
AMERIGROUP Corp. (a)	8,900	426,844
AmerisourceBergen Corp.	6,000	324,360
Health Management Associates, Inc. Class A	22,700	455,362
Laboratory Corp. of America Holdings (a)	10,100	395,516
Lincare Holdings, Inc. (a)	12,000	383,280
Renal Care Group, Inc. (a)	9,300	296,298
UnitedHealth Group, Inc.	4,513	283,868
Universal Health Services, Inc. Class B	8,400	382,284
		2,947,812
Pharmaceuticals - 1.3%
King Pharmaceuticals, Inc. (a)	27,800	313,862
Par Pharmaceutical Companies, Inc. (a)	6,800	255,952
Watson Pharmaceuticals, Inc. (a)	15,800	398,318
		968,132
TOTAL HEALTH CARE		3,915,944
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. (a)	5,600	352,576
United Defense Industries, Inc. (a)	9,400	325,710
		678,286
Airlines - 0.2%
ExpressJet Holdings, Inc. Class A (a)	13,100	142,790
Building Products - 1.6%
American Standard Companies, Inc. (a)	4,950	187,556
Masco Corp.	16,370	495,029
Universal Forest Products, Inc.	8,900	270,293
USG Corp. (a)	15,500	267,220
		1,220,098
Commercial Services & Supplies - 1.7%
Equifax, Inc.	15,700	378,684
H&R Block, Inc.	12,600	619,038
West Corp. (a)	11,400	285,798
		1,283,520
Construction & Engineering - 1.4%
Dycom Industries, Inc. (a)	11,900	320,586
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - continued
Granite Construction, Inc.	20,700	$ 368,253
Jacobs Engineering Group, Inc. (a)	9,000	359,820
		1,048,659
Industrial Conglomerates - 0.5%
Teleflex, Inc.	7,700	342,265
Machinery - 1.5%
AGCO Corp. (a)	15,200	317,984
PACCAR, Inc.	6,800	407,728
SPX Corp.	10,300	421,785
		1,147,497
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	3,300	174,735
TOTAL INDUSTRIALS		6,037,850
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.0%
Black Box Corp.	6,600	250,800
QLogic Corp. (a)	7,400	180,930
Scientific-Atlanta, Inc.	11,800	362,850
		794,580
Computers & Peripherals - 0.9%
Diebold, Inc.	7,800	359,580
Storage Technology Corp. (a)	11,400	284,430
		644,010
Electronic Equipment & Instruments - 1.1%
Ingram Micro, Inc. Class A (a)	13,500	192,375
Mettler-Toledo International, Inc. (a)	7,300	304,410
Tech Data Corp. (a)	9,220	345,381
		842,166
IT Services - 2.4%
Affiliated Computer Services, Inc. Class A (a)	9,400	487,860
Computer Sciences Corp. (a)	15,100	713,475
SunGard Data Systems, Inc. (a)	19,000	442,890
Syntel, Inc.	11,400	160,854
		1,805,079
Semiconductors & Semiconductor Equipment - 0.4%
Cabot Microelectronics Corp. (a)	8,000	283,920
Software - 1.8%
Reynolds & Reynolds Co. Class A	14,500	320,450
Siebel Systems, Inc. (a)	20,400	164,424
Sybase, Inc. (a)	20,100	292,857
Synopsys, Inc. (a)	16,000	404,640
Take-Two Interactive Software, Inc. (a)	6,700	209,844
		1,392,215
TOTAL INFORMATION TECHNOLOGY		5,761,970

	Shares	Value (Note 1)
MATERIALS - 7.2%
Chemicals - 3.6%
Cytec Industries, Inc.	5,200	$ 242,320
Headwaters, Inc. (a)	13,500	374,490
International Flavors & Fragrances, Inc.	11,500	420,210
PPG Industries, Inc.	8,340	491,643
Praxair, Inc.	12,780	504,171
Sensient Technologies Corp.	17,000	350,880
Sigma Aldrich Corp.	6,100	350,384
		2,734,098
Construction Materials - 1.3%
Cemex SA de CV sponsored ADR	13,400	377,612
Lafarge North America, Inc.	8,100	339,309
Vulcan Materials Co.	5,000	238,100
		955,021
Containers & Packaging - 1.5%
Bemis Co., Inc.	12,400	328,352
Owens-Illinois, Inc. (a)	14,200	208,740
Pactiv Corp. (a)	13,770	324,697
Sealed Air Corp. (a)	5,900	279,896
		1,141,685
Metals & Mining - 0.3%
Phelps Dodge Corp.	3,210	250,187
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	9,700	325,920
TOTAL MATERIALS		5,406,911
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc.	10,800	334,692
Qwest Communications International, Inc. (a)	111,600	434,124
		768,816
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	7,000	159,320
NII Holdings, Inc. (a)	6,100	231,922
		391,242
TOTAL TELECOMMUNICATION SERVICES		1,160,058
UTILITIES - 11.4%
Electric Utilities - 6.1%
Black Hills Corp.	12,300	339,726
Entergy Corp.	5,940	341,550
FirstEnergy Corp.	11,530	450,823
FPL Group, Inc.	10,600	713,698
Korea Electric Power Corp. sponsored ADR	48,900	453,303
PG&E Corp. (a)	30,800	879,032
TXU Corp.	16,400	650,424
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Westar Energy, Inc.	18,800	$ 379,196
Wisconsin Energy Corp.	11,900	382,585
		4,590,337
Gas Utilities - 1.3%
KeySpan Corp.	14,010	504,220
UGI Corp.	15,500	502,045
		1,006,265
Multi-Utilities & Unregulated Power - 4.0%
AES Corp. (a)	45,000	434,250
Constellation Energy Group, Inc.	15,900	612,945
Equitable Resources, Inc.	4,810	246,657
MDU Resources Group, Inc.	20,000	489,000
National Fuel Gas Co.	21,100	538,894
SCANA Corp.	7,300	267,326
Sierra Pacific Resources (a)	54,200	445,524
		3,034,596
TOTAL UTILITIES		8,631,198
TOTAL COMMON STOCKS (Cost $68,951,983)		72,150,841
Investment Companies - 3.7%

iShares Russell Midcap Value Index Fund (Cost $2,787,531)	29,000	2,790,377
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.33% (b)	397,148	397,148
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	745,000	745,000
TOTAL MONEY MARKET FUNDS (Cost $1,142,148)		1,142,148
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $72,881,662)		76,083,366
NET OTHER ASSETS - (0.6)%		(489,223)
NET ASSETS - 100%		$ 75,594,143
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information
At January 31, 2004, the fund had a capital loss carryforward of approximately $4,841,000 of which $2,580,000 and $2,261,000 will expire on January 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $727,800) (cost $72,881,662) - See accompanying schedule		$ 76,083,366
Cash		114,837
Receivable for fund shares sold		240,697
Dividends receivable		36,989
Interest receivable		545
Prepaid expenses		80
Other affiliated receivables		29
Other receivables		2,745
Total assets		76,479,288

Liabilities
Payable for fund shares redeemed	$ 70,733
Accrued management fee	27,754
Other affiliated payables	22,900
Other payables and accrued expenses	18,758
Collateral on securities loaned, at value	745,000
Total liabilities		885,145

Net Assets		$ 75,594,143
Net Assets consist of:
Paid in capital		$ 67,748,951
Undistributed net investment income		208,748
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,434,740
Net unrealized appreciation (depreciation) on investments		3,201,704
Net Assets, for 6,053,145 shares outstanding		$ 75,594,143
Net Asset Value, offering price and redemption price per share ($75,594,143 ÷ 6,053,145 shares)		$ 12.49

Statement of Operations

Six months ended July 31, 2004 (Unaudited)

Investment Income
Dividends		$ 562,574
Interest		4,251
Security lending		3,423
Total income		570,248

Expenses
Management fee Basic fee	$ 240,184
Performance adjustment	(48,408)
Transfer agent fees	122,439
Accounting and security lending fees	16,333
Non-interested trustees' compensation	212
Custodian fees and expenses	5,070
Registration fees	8,456
Audit	18,170
Legal	645
Miscellaneous	712
Total expenses before reductions	363,813
Expense reductions	(2,257)	361,556
Net investment income (loss)		208,692
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,322,811
Foreign currency transactions	117
Total net realized gain (loss)		9,322,928
Change in net unrealized appreciation (depreciation) on investment securities		(8,282,076)
Net gain (loss)		1,040,852
Net increase (decrease) in net assets resulting from operations		$ 1,249,544

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Mid Cap Value Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 208,692	$ 267,538
Net realized gain (loss)	9,322,928	362,287
Change in net unrealized appreciation (depreciation)	(8,282,076)	15,535,397
Net increase (decrease) in net assets resulting from operations	1,249,544	16,165,222
Distributions to shareholders from net investment income	-	(251,617)
Share transactions Net proceeds from sales of shares	30,575,082	64,041,116
Reinvestment of distributions	-	233,064
Cost of shares redeemed	(52,040,192)	(20,816,627)
Net increase (decrease) in net assets resulting from share transactions	(21,465,110)	43,457,553
Redemption fees	12,534	6,912
Total increase (decrease) in net assets	(20,203,032)	59,378,070

Net Assets
Beginning of period	95,797,175	36,419,105
End of period (including undistributed net investment income of $208,748 and undistributed net investment income of $56, respectively)	$ 75,594,143	$ 95,797,175
Other Information Shares
Sold	2,438,140	5,573,189
Issued in reinvestment of distributions	-	19,930
Redeemed	(4,160,376)	(1,933,118)
Net increase (decrease)	(1,722,236)	3,660,001

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 8.85	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03	.06	.08	.01
Net realized and unrealized gain (loss)	.14	3.45	(1.74)	.59
Total from investment operations	.17	3.51	(1.66)	.60
Distributions from net investment income	-	(.04)	(.08)	(.01)
Redemption fees added to paid in capitalD	-G	-G	-G	-
Net asset value, end of period	$ 12.49	$ 12.32	$ 8.85	$ 10.59
Total ReturnB,C	1.38%	39.69%	(15.71)%	6.00%
Ratios to Average Net AssetsF
Expenses before expense reductions	.87%A	1.07%	1.28%	2.30%A
Expenses net of voluntary waivers, if any	.87%A	1.07%	1.20%	1.20%A
Expenses net of all reductions	.87%A	1.05%	1.18%	1.20%A
Net investment income (loss)	.50%A	.55%	.79%	.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,594	$ 95,797	$ 36,419	$ 23,773
Portfolio turnover rate	216%A	97%	113%	68%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 15, 2001 (commencement of operations) to January 31, 2002.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Large Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
International Business Machines Corp.	4.0	0.1
Pfizer, Inc.	3.8	4.5
Countrywide Financial Corp.	2.8	0.0
QUALCOMM, Inc.	2.8	0.5
Akamai Technologies, Inc.	2.6	0.1
Microsoft Corp.	2.6	5.7
D.R. Horton, Inc.	2.5	0.0
MBNA Corp.	2.5	0.3
Costco Wholesale Corp.	2.4	0.0
Avon Products, Inc.	2.4	0.0
	28.4
Top Five Market Sectors as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.5	28.8
Health Care	22.1	23.8
Consumer Discretionary	14.4	10.4
Consumer Staples	12.6	11.3
Financials	10.1	7.3
Asset Allocation (% of fund's net assets)
As of July 31, 2004 *		As of January 31, 2004 **
	Stocks 97.9%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	3.6%	** Foreign investments	1.0%

Semiannual Report

Fidelity Structured Large Cap Growth Fund

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.4%
Hotels, Restaurants & Leisure - 0.4%
MGM MIRAGE (a)	2,900	$ 128,035
Household Durables - 5.8%
D.R. Horton, Inc.	32,000	884,160
KB Home	11,400	730,170
M.D.C. Holdings, Inc.	6,300	423,045
		2,037,375
Multiline Retail - 0.7%
Nordstrom, Inc.	5,400	237,060
Specialty Retail - 5.5%
Aeropostale, Inc. (a)	27,600	841,248
AnnTaylor Stores Corp. (a)	17,200	461,648
Gap, Inc.	27,000	612,900
		1,915,796
Textiles Apparel & Luxury Goods - 2.0%
Timberland Co. Class A (a)	12,300	713,892
TOTAL CONSUMER DISCRETIONARY		5,032,158
CONSUMER STAPLES - 12.6%
Beverages - 0.4%
PepsiCo, Inc.	2,600	130,000
Food & Staples Retailing - 4.4%
Costco Wholesale Corp.	20,800	845,728
Wal-Mart Stores, Inc.	13,200	699,732
		1,545,460
Food Products - 3.4%
Bunge Ltd.	11,400	457,482
Corn Products International, Inc.	10,400	448,448
Kellogg Co.	7,300	304,118
		1,210,048
Personal Products - 4.4%
Avon Products, Inc.	19,600	842,996
Estee Lauder Companies, Inc. Class A	4,500	197,550
Gillette Co.	12,700	495,046
		1,535,592
TOTAL CONSUMER STAPLES		4,421,100
ENERGY - 1.4%
Oil & Gas - 1.4%
Overseas Shipholding Group, Inc.	3,300	148,203
Quicksilver Resources, Inc. (a)	7,700	243,859
Valero Energy Corp.	1,400	104,888
		496,950
FINANCIALS - 10.1%
Capital Markets - 1.1%
Ameritrade Holding Corp. (a)	35,400	392,586
Commercial Banks - 0.7%
Wachovia Corp.	5,100	225,981

	Shares	Value (Note 1)
Consumer Finance - 2.5%
MBNA Corp.	35,600	$ 878,964
Insurance - 3.0%
ACE Ltd.	19,700	799,623
American International Group, Inc.	3,400	240,210
		1,039,833
Thrifts & Mortgage Finance - 2.8%
Countrywide Financial Corp.	13,800	994,980
TOTAL FINANCIALS		3,532,344
HEALTH CARE - 22.1%
Biotechnology - 5.2%
Genentech, Inc. (a)	10,300	501,404
ImClone Systems, Inc. (a)	11,000	648,120
Invitrogen Corp. (a)	13,000	682,240
		1,831,764
Health Care Equipment & Supplies - 3.8%
Bausch & Lomb, Inc.	4,900	301,791
Biomet, Inc.	11,500	505,885
Medtronic, Inc.	8,600	427,162
ResMed, Inc. (a)	2,000	98,000
		1,332,838
Health Care Providers & Services - 4.4%
Coventry Health Care, Inc. (a)	6,900	352,659
IMS Health, Inc.	6,100	147,864
Laboratory Corp. of America Holdings (a)	17,700	693,132
PacifiCare Health Systems, Inc. (a)	2,500	76,425
UnitedHealth Group, Inc.	4,004	251,852
		1,521,932
Pharmaceuticals - 8.7%
Johnson & Johnson	14,200	784,834
Merck & Co., Inc.	7,700	349,195
Pfizer, Inc.	41,960	1,341,042
Sepracor, Inc. (a)	12,700	583,819
		3,058,890
TOTAL HEALTH CARE		7,745,424
INDUSTRIALS - 8.4%
Air Freight & Logistics - 1.5%
J.B. Hunt Transport Services, Inc.	13,805	530,250
Building Products - 0.9%
Masco Corp.	10,600	320,544
Commercial Services & Supplies - 0.6%
H&R Block, Inc.	3,900	191,607
Industrial Conglomerates - 1.4%
Tyco International Ltd.	16,300	505,300
Machinery - 2.8%
Briggs & Stratton Corp.	7,400	617,900
Joy Global, Inc.	4,720	140,137
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
SPX Corp.	300	$ 12,285
Toro Co.	3,300	216,150
		986,472
Road & Rail - 1.2%
Norfolk Southern Corp.	15,700	419,033
TOTAL INDUSTRIALS		2,953,206
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 7.2%
Cisco Systems, Inc. (a)	39,900	832,314
Motorola, Inc.	45,800	729,594
QUALCOMM, Inc.	14,100	974,028
		2,535,936
Computers & Peripherals - 4.0%
International Business Machines Corp.	16,000	1,393,118
Electronic Equipment & Instruments - 0.6%
Avnet, Inc. (a)	12,100	234,982
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	60,562	904,191
Ask Jeeves, Inc. (a)	13,500	392,580
Yahoo!, Inc. (a)	3,320	102,256
		1,399,027
Semiconductors & Semiconductor Equipment - 8.1%
Analog Devices, Inc.	15,200	603,440
Intel Corp.	28,400	692,392
Intersil Corp. Class A	7,600	139,612
Lam Research Corp. (a)	33,700	803,745
National Semiconductor Corp. (a)	10,500	180,075
Silicon Storage Technology, Inc. (a)	62,800	416,992
		2,836,256
Software - 2.6%
Microsoft Corp.	31,700	902,182
TOTAL INFORMATION TECHNOLOGY		9,301,501
MATERIALS - 1.3%
Chemicals - 0.2%
Dow Chemical Co.	1,800	71,802
Metals & Mining - 1.1%
Phelps Dodge Corp.	5,100	397,494
TOTAL MATERIALS		469,296
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	6,400	145,664
Western Wireless Corp. Class A (a)	8,200	216,398
		362,062

	Shares	Value (Note 1)
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	4,600	$ 44,390
TOTAL COMMON STOCKS (Cost $33,751,782)		34,358,431
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 1.33% (b) (Cost $298,390)	298,390	298,390
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $34,050,172)		34,656,821
NET OTHER ASSETS - 1.2%		434,045
NET ASSETS - 100%		$ 35,090,866
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information
At January 31, 2004, the fund had a capital loss carryforward of approximately $3,774,000 of which $2,247,000 and $1,527,000 will expire on January 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $34,050,172) - See accompanying schedule		$ 34,656,821
Cash		143,960
Receivable for investments sold		1,433,119
Receivable for fund shares sold		160,501
Dividends receivable		5,439
Interest receivable		2,474
Prepaid expenses		35
Receivable from investment adviser for expense reductions		2,390
Other affiliated receivables		3
Other receivables		6,404
Total assets		36,411,146

Liabilities
Payable for investments purchased	$ 1,207,891
Payable for fund shares redeemed	65,343
Accrued management fee	13,741
Other affiliated payables	13,312
Other payables and accrued expenses	19,993
Total liabilities		1,320,280

Net Assets		$ 35,090,866
Net Assets consist of:
Paid in capital		$ 35,868,591
Accumulated net investment loss		(39,172)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,345,202)
Net unrealized appreciation (depreciation) on investments		606,649
Net Assets, for 3,950,680 shares outstanding		$ 35,090,866
Net Asset Value, offering price and redemption price per share ($35,090,866 ÷ 3,950,680 shares)		$ 8.88

Statement of Operations

Six months ended July 31, 2004 (Unaudited)

Investment Income
Dividends		$ 100,567
Interest		7,766
Security lending		30
Total income		108,363

Expenses
Management fee Basic fee	$ 75,749
Performance adjustment	(6,607)
Transfer agent fees	57,053
Accounting and security lending fees	15,003
Non-interested trustees' compensation	62
Custodian fees and expenses	5,680
Registration fees	10,239
Audit	18,020
Legal	587
Miscellaneous	160
Total expenses before reductions	175,946
Expense reductions	(28,411)	147,535
Net investment income (loss)		(39,172)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,459,723
Foreign currency transactions	1
Total net realized gain (loss)		2,459,724
Change in net unrealized appreciation (depreciation) on investment securities		(3,471,783)
Net gain (loss)		(1,012,059)
Net increase (decrease) in net assets resulting from operations		$ (1,051,231)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (39,172)	$ (28,904)
Net realized gain (loss)	2,459,724	1,265,804
Change in net unrealized appreciation (depreciation)	(3,471,783)	4,092,656
Net increase (decrease) in net assets resulting from operations	(1,051,231)	5,329,556
Share transactions Net proceeds from sales of shares	18,033,082	12,768,477
Cost of shares redeemed	(4,973,679)	(13,921,635)
Net increase (decrease) in net assets resulting from share transactions	13,059,403	(1,153,158)
Redemption fees	3,274	1,152
Total increase (decrease) in net assets	12,011,446	4,177,550

Net Assets
Beginning of period	23,079,420	18,901,870
End of period (including accumulated net investment loss of $39,172 and $0, respectively)	$ 35,090,866	$ 23,079,420
Other Information Shares
Sold	1,991,220	1,546,339
Redeemed	(546,322)	(1,769,627)
Net increase (decrease)	1,444,898	(223,288)

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 6.93	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)	(.01)	(.01)
Net realized and unrealized gain (loss)	(.32)	2.29	(2.89)	(.16)
Total from investment operations	(.33)	2.28	(2.90)	(.17)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 8.88	$ 9.21	$ 6.93	$ 9.83
Total Return B, C	(3.58)%	32.90%	(29.50)%	(1.70)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.33% A	1.53%	1.43%	3.32% A
Expenses net of voluntary waivers, if any	1.20% A	1.20%	1.20%	1.20% A
Expenses net of all reductions	1.12% A	1.18%	1.18%	1.20% A
Net investment income (loss)	(.30)% A	(.15)%	(.12)%	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,091	$ 23,079	$ 18,902	$ 9,936
Portfolio turnover rate	353% A	81%	245%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 15, 2001 (commencement of operations) to January 31, 2002.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Mid Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Biomet, Inc.	1.4	1.3
H&R Block, Inc.	1.4	0.0
Akamai Technologies, Inc.	1.2	0.3
National Semiconductor Corp.	1.2	1.8
Lam Research Corp.	1.2	0.4
Ask Jeeves, Inc.	1.1	0.0
Baker Hughes, Inc.	1.1	0.0
Ameritrade Holding Corp.	1.1	0.0
Laboratory Corp. of America Holdings	1.0	0.3
D.R. Horton, Inc.	1.0	0.2
	11.7
Top Five Market Sectors as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.2	30.9
Consumer Discretionary	22.0	18.7
Health Care	18.1	22.3
Industrials	12.9	9.5
Financials	8.3	6.4
Asset Allocation (% of fund's net assets)
As of July 31, 2004 *		As of January 31, 2004 **
	Stocks 98.3%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	2.5%	** Foreign investments	3.8%

Semiannual Report

Fidelity Structured Mid Cap Growth Fund

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 22.0%
Auto Components - 0.4%
Gentex Corp.	6,200	$ 221,960
Automobiles - 0.1%
Harley-Davidson, Inc.	900	53,883
Hotels, Restaurants & Leisure - 4.8%
Brinker International, Inc. (a)	2,400	85,944
Buffalo Wild Wings, Inc.	4,300	127,022
Caesars Entertainment, Inc. (a)	11,700	172,341
GTECH Holdings Corp.	900	38,133
Harrah's Entertainment, Inc.	2,700	125,523
International Game Technology	10,600	342,804
Mandalay Resort Group	3,900	263,250
Marriott International, Inc. Class A	8,800	429,440
MGM MIRAGE (a)	4,700	207,505
Multimedia Games, Inc. (a)	6,400	121,152
Penn National Gaming, Inc. (a)	7,200	259,200
Yum! Brands, Inc.	13,200	506,748
		2,679,062
Household Durables - 3.3%
Black & Decker Corp.	1,800	125,838
Centex Corp.	1,300	55,146
D.R. Horton, Inc.	21,200	585,756
Fortune Brands, Inc.	2,300	166,014
Harman International Industries, Inc.	2,000	171,460
KB Home	6,200	397,110
M.D.C. Holdings, Inc.	2,500	167,875
Standard Pacific Corp.	4,400	204,204
		1,873,403
Media - 4.3%
AMC Entertainment, Inc. (a)	22,400	427,616
E.W. Scripps Co. Class A	1,300	133,146
Interpublic Group of Companies, Inc. (a)	17,200	219,988
McGraw-Hill Companies, Inc.	5,400	405,324
Media General, Inc. Class A	3,200	191,232
NTL, Inc. (a)	4,100	213,692
Omnicom Group, Inc.	800	57,616
R.H. Donnelley Corp. (a)	7,500	340,350
Univision Communications, Inc. Class A (a)	5,500	159,335
XM Satellite Radio Holdings, Inc. Class A (a)	9,700	255,983
		2,404,282
Multiline Retail - 1.8%
Dollar General Corp.	13,300	256,690
Federated Department Stores, Inc.	4,500	215,640
Nordstrom, Inc.	12,100	531,190
		1,003,520
Specialty Retail - 5.9%
Abercrombie & Fitch Co. Class A	7,100	261,848
Advance Auto Parts, Inc. (a)	2,200	81,664

	Shares	Value (Note 1)
Aeropostale, Inc. (a)	13,700	$ 417,576
AnnTaylor Stores Corp. (a)	13,950	374,418
Bed Bath & Beyond, Inc. (a)	11,800	417,602
Chico's FAS, Inc. (a)	4,700	196,789
Foot Locker, Inc.	11,800	265,500
Pacific Sunwear of California, Inc. (a)	18,600	379,440
RadioShack Corp.	20,400	570,180
Tiffany & Co., Inc.	2,700	96,525
TJX Companies, Inc.	3,700	86,839
Williams-Sonoma, Inc. (a)	4,900	159,201
		3,307,582
Textiles Apparel & Luxury Goods - 1.4%
Coach, Inc. (a)	8,700	372,273
Timberland Co. Class A (a)	7,000	406,280
		778,553
TOTAL CONSUMER DISCRETIONARY		12,322,245
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 0.6%
SUPERVALU, Inc.	8,700	248,472
Whole Foods Market, Inc.	900	74,088
		322,560
Food Products - 1.4%
Bunge Ltd.	2,900	116,377
Corn Products International, Inc.	10,400	448,448
McCormick & Co., Inc. (non-vtg.)	1,600	57,232
Smithfield Foods, Inc. (a)	6,900	195,546
		817,603
Household Products - 0.2%
Clorox Co.	2,000	99,540
Personal Products - 1.3%
Avon Products, Inc.	8,700	374,187
Estee Lauder Companies, Inc. Class A	4,900	215,110
NBTY, Inc. (a)	6,300	137,088
		726,385
TOTAL CONSUMER STAPLES		1,966,088
ENERGY - 5.1%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	15,200	612,560
BJ Services Co. (a)	3,200	158,912
		771,472
Oil & Gas - 3.7%
Frontline Ltd. (NY Shares)	10,100	387,335
General Maritime Corp. (a)	13,400	397,444
Houston Exploration Co. (a)	2,700	145,800
Newfield Exploration Co. (a)	2,000	118,140
Overseas Shipholding Group, Inc.	4,200	188,622
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Quicksilver Resources, Inc. (a)	13,700	$ 433,879
Tesoro Petroleum Corp. (a)	13,800	400,200
		2,071,420
TOTAL ENERGY		2,842,892
FINANCIALS - 8.3%
Capital Markets - 3.1%
Ameritrade Holding Corp. (a)	54,900	608,841
Investors Financial Services Corp.	1,400	63,952
Knight Trading Group, Inc. (a)	19,300	164,243
Legg Mason, Inc.	2,800	219,912
Northern Trust Corp.	12,600	505,638
T. Rowe Price Group, Inc.	3,600	166,392
		1,728,978
Commercial Banks - 1.1%
National City Corp.	4,200	153,300
Synovus Financial Corp.	19,100	486,477
		639,777
Consumer Finance - 0.4%
Capital One Financial Corp.	3,200	221,824
Diversified Financial Services - 0.6%
Moody's Corp.	4,700	320,070
Insurance - 0.9%
ACE Ltd.	4,600	186,714
AMBAC Financial Group, Inc.	3,900	277,329
Commerce Group, Inc., Massachusetts	200	9,682
		473,725
Real Estate - 1.2%
Apartment Investment & Management Co. Class A	1,800	57,546
Catellus Development Corp.	4,400	110,000
Friedman, Billings, Ramsey Group, Inc. Class A	13,500	222,075
Mack-Cali Realty Corp.	2,000	81,800
Shurgard Storage Centers, Inc. Class A	1,400	51,800
Ventas, Inc.	6,600	168,432
		691,653
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	5,400	389,340
Fremont General Corp.	5,100	95,778
New York Community Bancorp, Inc.	3,200	61,568
		546,686
TOTAL FINANCIALS		4,622,713
HEALTH CARE - 18.1%
Biotechnology - 4.0%
Affymetrix, Inc. (a)	4,700	126,947
Celgene Corp. (a)	4,600	245,318

	Shares	Value (Note 1)
Cephalon, Inc. (a)	4,200	$ 212,184
Genzyme Corp. - General Division (a)	6,800	348,704
ImClone Systems, Inc. (a)	9,700	571,524
Invitrogen Corp. (a)	8,500	446,080
MedImmune, Inc. (a)	8,000	184,320
Millennium Pharmaceuticals, Inc. (a)	7,900	87,848
		2,222,925
Health Care Equipment & Supplies - 4.2%
Apogent Technologies, Inc. (a)	4,200	136,500
Bausch & Lomb, Inc.	1,800	110,862
Beckman Coulter, Inc.	1,100	60,687
Biomet, Inc.	17,900	787,420
C.R. Bard, Inc.	2,400	132,480
Cytyc Corp. (a)	3,500	84,595
Dade Behring Holdings, Inc. (a)	9,700	481,993
DENTSPLY International, Inc.	4,300	209,109
Varian Medical Systems, Inc. (a)	2,200	151,822
Waters Corp. (a)	4,600	201,848
		2,357,316
Health Care Providers & Services - 7.1%
Anthem, Inc. (a)	2,000	164,940
Coventry Health Care, Inc. (a)	9,600	490,656
DaVita, Inc. (a)	5,050	153,369
eResearchTechnology, Inc. (a)	11,950	297,675
Express Scripts, Inc. (a)	3,800	249,280
Health Management Associates, Inc. Class A	7,200	144,432
IMS Health, Inc.	8,800	213,312
Laboratory Corp. of America Holdings (a)	15,000	587,400
Lincare Holdings, Inc. (a)	12,200	389,668
Manor Care, Inc.	3,700	115,625
McKesson Corp.	4,100	131,897
Patterson Companies, Inc. (a)	1,400	102,788
Quest Diagnostics, Inc.	3,600	295,488
UnitedHealth Group, Inc.	5,784	363,814
Universal Health Services, Inc. Class B	5,700	259,407
		3,959,751
Pharmaceuticals - 2.8%
Allergan, Inc.	6,700	506,788
Barr Pharmaceuticals, Inc. (a)	2,350	80,723
Bone Care International, Inc. (a)	2,700	67,743
First Horizon Pharmaceutical Corp. (a)	7,400	129,278
IVAX Corp. (a)	7,000	166,950
Mylan Laboratories, Inc.	5,800	85,956
Sepracor, Inc. (a)	12,100	556,237
		1,593,675
TOTAL HEALTH CARE		10,133,667
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 12.9%
Aerospace & Defense - 0.8%
L-3 Communications Holdings, Inc.	2,300	$ 140,645
Rockwell Collins, Inc.	8,300	284,026
		424,671
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	4,300	188,039
Expeditors International of Washington, Inc.	8,000	371,280
J.B. Hunt Transport Services, Inc.	14,500	556,945
		1,116,264
Building Products - 0.9%
American Standard Companies, Inc. (a)	4,900	185,661
Masco Corp.	11,500	347,760
		533,421
Commercial Services & Supplies - 5.9%
Administaff, Inc. (a)	20,600	273,980
Avery Dennison Corp.	7,000	423,990
Cintas Corp.	5,100	213,996
Copart, Inc. (a)	15,400	342,650
Dun & Bradstreet Corp. (a)	6,900	387,366
H&R Block, Inc.	15,900	781,167
Korn/Ferry International (a)	3,000	53,490
Pitney Bowes, Inc.	2,800	118,160
Robert Half International, Inc.	7,800	216,996
The Brink's Co.	14,600	472,310
		3,284,105
Electrical Equipment - 0.3%
Rockwell Automation, Inc.	4,700	175,827
Machinery - 3.0%
A.S.V., Inc. (a)	6,300	207,774
Briggs & Stratton Corp.	4,900	409,150
Dover Corp.	8,300	329,344
Oshkosh Truck Co.	7,400	391,978
Toro Co.	5,400	353,700
		1,691,946
TOTAL INDUSTRIALS		7,226,234
INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 3.3%
Brocade Communications Systems, Inc. (a)	11,100	53,502
Carrier Access Corp. (a)	57,400	427,056
Comverse Technology, Inc. (a)	16,300	278,078
Foundry Networks, Inc. (a)	10,000	102,600
JDS Uniphase Corp. (a)	45,300	156,285
Juniper Networks, Inc. (a)	11,100	254,856
Plantronics, Inc. (a)	7,200	278,496

	Shares	Value (Note 1)
QLogic Corp. (a)	4,100	$ 100,245
Research in Motion Ltd. (a)	3,200	197,886
		1,849,004
Computers & Peripherals - 2.6%
Apple Computer, Inc. (a)	5,700	184,338
Applied Films Corp. (a)	18,200	339,430
Lexmark International, Inc. Class A (a)	4,600	407,100
NCR Corp. (a)	3,400	157,862
Network Appliance, Inc. (a)	10,100	195,031
SanDisk Corp. (a)	2,300	55,936
Western Digital Corp. (a)	14,400	100,944
		1,440,641
Electronic Equipment & Instruments - 2.5%
Amphenol Corp. Class A (a)	6,000	188,580
Avnet, Inc. (a)	16,000	310,720
FARO Technologies, Inc. (a)	10,200	240,006
Jabil Circuit, Inc. (a)	3,200	69,600
Mettler-Toledo International, Inc. (a)	5,000	208,500
Molex, Inc.	1,900	55,024
PerkinElmer, Inc.	6,800	119,544
Sanmina-SCI Corp. (a)	14,500	106,430
Solectron Corp. (a)	10,000	55,000
Vishay Intertechnology, Inc. (a)	3,400	52,700
		1,406,104
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	46,500	694,245
Ask Jeeves, Inc. (a)	21,100	613,588
Blue Coat Systems, Inc. (a)	3,100	57,381
InfoSpace, Inc. (a)	3,900	146,094
		1,511,308
IT Services - 2.8%
Affiliated Computer Services, Inc. Class A (a)	8,800	456,720
Cognizant Technology Solutions Corp. Class A (a)	5,600	154,280
DST Systems, Inc. (a)	8,900	405,484
Iron Mountain, Inc. (a)	1,200	38,724
Paychex, Inc.	8,600	264,106
SunGard Data Systems, Inc. (a)	9,500	221,445
		1,540,759
Semiconductors & Semiconductor Equipment - 7.0%
Altera Corp. (a)	14,400	299,808
Analog Devices, Inc.	6,600	262,020
Cree, Inc. (a)	8,000	179,040
Intersil Corp. Class A	15,800	290,246
KLA-Tencor Corp. (a)	7,800	321,438
Lam Research Corp. (a)	27,300	651,105
Marvell Technology Group Ltd. (a)	4,600	106,812
Microchip Technology, Inc.	6,500	188,305
Micron Technology, Inc. (a)	12,200	165,066
National Semiconductor Corp. (a)	38,700	663,705
Novellus Systems, Inc. (a)	2,800	75,600
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Pixelworks, Inc. (a)	4,700	$ 46,013
PMC-Sierra, Inc. (a)	3,300	39,204
Silicon Laboratories, Inc. (a)	900	31,761
Silicon Storage Technology, Inc. (a)	76,700	509,288
Teradyne, Inc. (a)	5,200	88,920
		3,918,331
Software - 3.3%
Activision, Inc. (a)	7,500	109,875
Adobe Systems, Inc.	11,000	463,980
Aspen Technology, Inc. (a)	36,600	217,038
Autodesk, Inc.	3,900	156,780
BEA Systems, Inc. (a)	9,600	62,304
Intuit, Inc. (a)	6,800	254,592
Macrovision Corp. (a)	12,100	261,844
Sonic Solutions, Inc. (a)	10,800	190,080
Sybase, Inc. (a)	10,200	148,614
		1,865,107
TOTAL INFORMATION TECHNOLOGY		13,531,254
MATERIALS - 2.6%
Chemicals - 1.0%
Ecolab, Inc.	7,500	228,750
Praxair, Inc.	2,800	110,460
Terra Industries, Inc. (a)	34,800	222,720
		561,930
Metals & Mining - 1.6%
Carpenter Technology Corp.	5,500	236,500
Cleveland-Cliffs, Inc. (a)	2,200	144,188
Freeport-McMoRan Copper & Gold, Inc. Class B	2,300	80,155
Metal Management, Inc. (a)	2,600	50,414
Nucor Corp.	1,600	133,840
Phelps Dodge Corp.	3,500	272,790
		917,887
TOTAL MATERIALS		1,479,817
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Nextel Partners, Inc. Class A (a)	1,900	30,533
Western Wireless Corp. Class A (a)	20,300	535,717
		566,250
UTILITIES - 0.6%
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	32,500	313,625
TOTAL COMMON STOCKS (Cost $54,131,640)		55,004,785
Money Market Funds - 1.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.33% (b)	522,904	$ 522,904
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	121,200	121,200
TOTAL MONEY MARKET FUNDS (Cost $644,104)		644,104
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $54,775,744)		55,648,889
NET OTHER ASSETS - 0.5%		279,804
NET ASSETS - 100%		$ 55,928,693
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information
At January 31, 2004, the fund had a capital loss carryforward of approximately $2,097,000 all of which will expire on January 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $90,768) (cost $54,775,744) - See accompanying schedule		$ 55,648,889
Cash		147,203
Receivable for investments sold		637,519
Receivable for fund shares sold		183,046
Dividends receivable		5,971
Interest receivable		1,557
Prepaid expenses		60
Other receivables		7,203
Total assets		56,631,448

Liabilities
Payable for investments purchased	$ 477,992
Payable for fund shares redeemed	42,031
Accrued management fee	23,586
Other affiliated payables	18,401
Other payables and accrued expenses	19,545
Collateral on securities loaned, at value	121,200
Total liabilities		702,755

Net Assets		$ 55,928,693
Net Assets consist of:
Paid in capital		$ 53,602,820
Accumulated net investment loss		(80,550)
Accumulated undistributed net realized gain (loss) on investments		1,533,278
Net unrealized appreciation (depreciation) on investments		873,145
Net Assets, for 5,530,447 shares outstanding		$ 55,928,693
Net Asset Value, offering price and redemption price per share ($55,928,693 ÷ 5,530,447 shares)		$ 10.11

Statement of Operations

Six months ended July 31, 2004 (Unaudited)

Investment Income
Dividends		$ 108,598
Special Dividends		81,844
Interest		7,140
Security lending		376
Total income		197,958

Expenses
Management fee Basic fee	$ 167,008
Performance adjustment	(21,858)
Transfer agent fees	93,713
Accounting and security lending fees	15,028
Non-interested trustees' compensation	145
Custodian fees and expenses	5,913
Registration fees	8,540
Audit	18,101
Legal	357
Miscellaneous	265
Total expenses before reductions	287,212
Expense reductions	(8,704)	278,508
Net investment income (loss)		(80,550)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,644,741
Change in net unrealized appreciation (depreciation) on investment securities		(6,484,353)
Net gain (loss)		(2,839,612)
Net increase (decrease) in net assets resulting from operations		$ (2,920,162)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Mid Cap Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (80,550)	$ (258,119)
Net realized gain (loss)	3,644,741	2,105,090
Change in net unrealized appreciation (depreciation)	(6,484,353)	9,851,907
Net increase (decrease) in net assets resulting from operations	(2,920,162)	11,698,878
Share transactions Net proceeds from sales of shares	13,967,274	51,891,616
Cost of shares redeemed	(15,781,986)	(19,607,927)
Net increase (decrease) in net assets resulting from share transactions	(1,814,712)	32,283,689
Redemption fees	3,598	8,407
Total increase (decrease) in net assets	(4,731,276)	43,990,974

Net Assets
Beginning of period	60,659,969	16,668,995
End of period (including accumulated net investment loss of $80,550 and $0, respectively)	$ 55,928,693	$ 60,659,969
Other Information Shares
Sold	1,320,667	5,449,353
Redeemed	(1,498,556)	(2,018,603)
Net increase (decrease)	(177,889)	3,430,750

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 7.32	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01) E	(.07)	(.07)	(.02)
Net realized and unrealized gain (loss)	(.51)	3.38	(2.81)	.22
Total from investment operations	(.52)	3.31	(2.88)	.20
Redemption fees added to paid in capital D	- H	- H	- H	-
Net asset value, end of period	$ 10.11	$ 10.63	$ 7.32	$ 10.20
Total Return B, C	(4.89)%	45.22%	(28.24)%	2.00%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A	1.25%	1.78%	2.40% A
Expenses net of voluntary waivers, if any	.99% A	1.20%	1.20%	1.20% A
Expenses net of all reductions	.96% A	1.16%	1.17%	1.20% A
Net investment income (loss)	(.28)% A	(.77)%	(.89)%	(.86)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,929	$ 60,660	$ 16,669	$ 18,501
Portfolio turnover rate	305% A	94%	181%	94% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F For the period November 15, 2001 (commencement of operations) to January 31, 2002.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund and Fidelity Structured Mid Cap Growth Fund (the funds) are funds of Fidelity Devonshire Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Structured Large Cap Value Fund	$ 47,582,580	$ 1,991,220	$ (1,598,468)	$ 392,752
Fidelity Structured Mid Cap Value Fund	73,042,873	5,975,343	(2,934,850)	3,040,493
Fidelity Structured Large Cap Growth Fund	34,118,454	1,934,255	(1,395,888)	538,367
Fidelity Structured Mid Cap Growth Fund	55,004,421	4,123,372	(3,478,904)	644,468

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the funds and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Structured Large Cap Value Fund	63,329,714	41,679,173
Fidelity Structured Mid Cap Value Fund	89,853,772	110,180,422
Fidelity Structured Large Cap Growth Fund	59,132,414	46,306,724
Fidelity Structured Mid Cap Growth Fund	87,146,709	89,121,403

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the funds is subject to a performance adjustment (up to a maximum ±.20% of each applicable fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each fund's relative investment performance as compared to an appropriate benchmark index. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Structured Large Cap Value Fund	.30%	.28%	.53%
Fidelity Structured Mid Cap Value Fund	.30%	.28%	.46%
Fidelity Structured Large Cap Growth Fund	.30%	.28%	.52%
Fidelity Structured Mid Cap Growth Fund	.30%	.28%	.50%

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Structured Large Cap Value Fund	.33%	|
Fidelity Structured Mid Cap Value Fund	.29%
Fidelity Structured Large Cap Growth Fund	.43%
Fidelity Structured Mid Cap Growth Fund	.32%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Structured Large Cap Value Fund	$ 2,775
Fidelity Structured Mid Cap Value Fund	4,194
Fidelity Structured Large Cap Growth Fund	7,706
Fidelity Structured Mid Cap Growth Fund	7,131

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Structured Large Cap Value Fund	$ 757
Fidelity Structured Mid Cap Value Fund	$ 2,014
Fidelity Structured Large Cap Growth Fund	$ 3,897
Fidelity Structured Mid Cap Growth Fund	$ 8,610

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from Adviser

Fidelity Structured Large Cap Growth Fund	1.20%	$ 18,018

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody Expense Reduction

Fidelity Structured Large Cap Value Fund	$ 4,214	$ 25
Fidelity Structured Mid Cap Value Fund	2,257	-
Fidelity Structured Large Cap Growth Fund	10,362	31
Fidelity Structured Mid Cap Growth Fund	8,704	-

8. Other Information.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %

Fidelity Structured Large Cap Value Fund	34%
Fidelity Structured Large Cap Growth Fund	35%

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NH

3518 Route 1 North
Princeton, NH

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LMC-USAN-0904
1.789297.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004